                                                      Registration No. 333-89897


     As filed with the Securities and Exchange Commission on April 23, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 3
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             (Exact Name of Trust)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)
                              2727-A Allen Parkway
                           Houston, Texas  77019-2191
         (Complete Address of Depositor's Principal Executive Offices)

                             Lauren W. Jones, Esq.
                             Deputy General Counsel
                        American General Life Companies
                               2929 Allen Parkway
                              Houston, Texas 77019
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
                    American General Life Insurance Company
                             Separate Account VL-R
                     Under Variable Life Insurance Policies

Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on May 1, 2002 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                 RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET

ITEM NO. OF FORM N-8B-2*                           PROSPECTUS CAPTION
------------------------                           -------------------
1                                                  Additional Information: Separate Account VL-R.
2                                                  Additional Information: AGL.
3                                                  Inapplicable.**
4                                                  Additional Information: Distribution of Policies.
5, 6                                               Additional Information: Separate Account VL-R.
7                                                  Inapplicable.**
8                                                  Inapplicable.**
9                                                  Additional Information: Legal Matters.
10(a)                                              Additional Information: Your Beneficiary, Assigning
                                                    Your Policy.
10(b)                                              Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
10(c)(d)                                           Basic Questions You May Have: How can I change
                                                    my Policy's insurance coverage?  How can I access
                                                    my investment in a Policy? Can I choose the form
                                                    in which AGL pays out any proceeds from my Policy?
10(e)                                              Basic Questions You May Have: Must I invest any
                                                    minimum amount in a policy?
10(f)                                              Additional Information: Voting Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)             Basic Questions You May Have: To what extent will
                                                    AGL vary the terms and conditions of the Policies
                                                    in particular cases?  Additional Information: Voting
                                                    Privileges; Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)             Inapplicable.**
10(i)                                              Additional Information: Separate Account VL-R; Tax
                                                    Effects.
11                                                 Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
                                                    Additional Information: Separate Account VL-R.
12(a)                                              Additional Information: Separate Account VL-R.
                                                    Front Cover.
12(b)                                              Inapplicable.**
12(c), 12(d)                                       Inapplicable.**
12(e)                                              Inapplicable, because the Separate Account did not
                                                    commence operations.
13(a)                                              Basic Questions You May Have: What charges will
                                                    AGL deduct from my investment in a Policy?  What
                                                    charges and expenses will the Mutual Funds deduct
                                                    from the amounts I invest through my Policy?
                                                    Additional Information: More About Policy Charges.
13(b)                                              Illustrations of Hypothetical Policy Benefits.
13(c)                                              Inapplicable.**
13(d)                                              Basic Questions You May Have: To what extent will
                                                    AGL vary the terms and conditions of the Policy in
                                                    particular cases?
13(e), 13(f), 13(g)                                None.
14                                                 Basic Questions You May Have: How can I invest
                                                    money in a Policy?
15                                                 Basic Questions You May Have: How can I invest

                                                    money in a Policy?  How do I communicate with AGL?
16                                                 Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
                                                   Additional Information: Seperate Account VL-R.

ITEM NO.                                           ADDITIONAL INFORMATION
-----------------------------                      ------------------
17(a), 17(b)                                       Captions referenced under Items 10(c), 10(d), and 10(e).
17(c)                                              Inapplicable.**
18(a)                                              Captions referred to under Item 16.
18(b), 18(d)                                       Inapplicable.**
18(c)                                              Additional Information: Separate Account VL-R.
19                                                 Additional Information: Separate Account VL-R;
                                                    Our Reports to Policy Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f)           Inapplicable.**
21(a), 21(b)                                       Basic Questions You May Have: How can I access
                                                    my investment in a Policy? Additional Information:
                                                    Payment of Policy Proceeds.
21(c)                                              Inapplicable.**
22                                                 Additional Information: Payment of Policy Proceeds-
                                                    Delay to Challenge Coverage.
23                                                 Inapplicable.**
24                                                 Additional Information. Additional Rights That We Have.
25                                                 Additional Information: AGL.
26                                                 Inapplicable, because the Separate Account has
                                                    not yet commenced operations.
27                                                 Additional Information: AGL.
28                                                 Additional Information: AGL's Management.
29                                                 Additional Information: AGL.
30, 31, 32, 33, 34                                 Inapplicable, because the Separate Account has not
                                                    yet commenced operations.
35                                                 Inapplicable.**
36                                                 Inapplicable.**
37                                                 None.
38, 39                                             Additional Information: Distribution of the Policies.
40                                                 Inapplicable, because the Separate Account has not
                                                    yet commenced operations.
41(a)                                              Additional Information: Distribution of the Policies.
41(b), 41(c)                                       Inapplicable**
42,43                                              Inapplicable, because the Separate Account has not yet
                                                    commenced operations or issue any securities.
44(a)(1), 44(a)(2), 44(a)(3)                       Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
44(a)(4)                                           Additional Information: Tax Effects--Our taxes.
44(a)(5), 44(a)(6)                                 Basic Questions You May Have: What charges will
                                                    AGL deduct from my investment in a Policy?
44(b)                                              Inapplicable.**
44(c)                                              Caption referenced in 13(d) above.
45                                                 Inapplicable, because the Separate Account has not yet
                                                    commenced operations.
46(a)                                              Captions referenced in 44(a) above.
46(b)                                              Inapplicable.**
47, 48, 49                                         None.
50                                                 Inapplicable.**
51                                                 Inapplicable.**
52(a), 52(c)                                       Basic Questions You May Have: To what extent can
                                                    AGL vary the terms and conditions of the Policy in
                                                    particular cases? Additional Information:

                                                   Additional Rights That We Have.
52(b), 52(d)                                       None.
53(a)                                              Additional Information: Tax Effects--Our taxes.
53(b), 54                                          Inapplicable.**
55                                                 Illustrations of Hypothetical Policy Benefits.
56-59                                              Inapplicable.**

--------------
* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account VL-R ("Account") has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 ("Act"), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the Act, Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission ("Commission").

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

                                 AG LEGACY PLUS
    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY (THE "POLICY") ISSUED BY
                AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL")

                 ADMINISTRATIVE CENTER:                                  HOME OFFICE:                    PREMIUM PAYMENTS
(EXPRESS DELIVERY)                      (U.S. MAIL)                      2727-A Allen Parkway            (EXPRESS PAYMENTS AND
VUL Administration                      VUL Administration               Houston, Texas 77019-2191       U.S. MAIL)
2727-A Allen Parkway                    P. O. Box 4880                   1-713-831-3443,                 #1 Franklin Square
Houston, Texas 77019-2191               Houston, Texas 77210-4880        1-888-325-9315                  Springfield, IL 62713-0001
1-713-831-3443, 1-888-325-9315
(Hearing Impaired) 1-888-436-5258
Fax: 1-877-445-3098
(EXCEPT PREMIUM PAYMENTS)
FAX

This booklet is called the "prospectus."

        Investment options.  You may use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:

             FUND                           INVESTMENT ADVISER                     INVESTMENT OPTION
----------------------------------   -------------------------------      ----------------------------------

..  AIM Variable Insurance Funds...   A I M Advisors, Inc...............   AIM V.I. International Growth Fund
    - Class I Shares
..  American Century Variable
    Portfolios, Inc...............   American Century Investment.......   VP Value Fund
                                      Management, Inc.
..  Fidelity Variable Insurance
    Products Fund.................   Fidelity Management & Research....   VIP Asset Manager(SM) Portfolio - Service Class 2
                                      Company                             VIP Contrafund(R) Portfolio - Service Class 2
                                                                          VIP Equity-Income Portfolio - Service Class 2
                                                                          VIP Growth Portfolio - Service Class 2
..  Franklin Templeton Variable
    Insurance.....................   Franklin Advisers, Inc............   Franklin Small Cap Fund - Class 2
    Products Trust                   Templeton Investment Counsel, LLC.   Templeton Foreign Securities Fund - Class 2
..  MFS Variable Insurance Trust...   Massachusetts Financial Services..   MFS Emerging Growth Series
                                      Company                             MFS New Discovery Series
                                                                          MFS Total Return Series
..  Neuberger Berman Advisers
    Management Trust..............   Neuberger Berman Management Inc...   Partners Portfolio
..  Oppenheimer Variable Account      OppenheimerFunds, Inc.............   Oppenheimer High Income Fund/VA
    Funds.........................
..  PIMCO Variable Insurance Trust.   Pacific Investment Management.....   PIMCO Real Return Portfolio
    Administrative Class              Company LLC                         PIMCO Total Return Portfolio
..  Putnam Variable Trust..........   Putnam Investment Management, LLC.   Putnam VT Diversified Income Fund - Class IB
                                                                          Putnam VT Small Cap Value Fund - Class IB
                                                                          Putnam VT Vista Fund - Class IB
                                                                          Putnam VT Voyager Fund - Class IB
..  VALIC Company I................   VALIC.............................   International Equities Fund
                                                                          Mid Cap Index Fund
                                                                          Money Market I Fund
                                                                          Stock Index Fund
..  Van Kampen Life Investment
    Trust.........................   Van Kampen Asset Management Inc...   Emerging Growth Portfolio
    - Class I Shares                                                      Government Portfolio

SEPARATE PROSPECTUSES CONTAIN MORE INFORMATION ABOUT THE MUTUAL FUNDS ("FUNDS" OR "MUTUAL FUNDS") IN WHICH WE INVEST THE ACCUMULATION VALUE THAT YOU ALLOCATE TO ANY OF THE INVESTMENT OPTIONS LISTED ON PAGE 1. THE FORMAL NAME OF EACH SUCH FUND IS SET FORTH IN THE CHART THAT APPEARS ON PAGE 1. YOUR INVESTMENT RESULTS IN ANY SUCH OPTION WILL DEPEND ON THOSE OF THE RELATED FUND. YOU SHOULD BE SURE YOU ALSO READ THE PROSPECTUS OF THE MUTUAL FUND FOR ANY SUCH INVESTMENT OPTION YOU MAY BE INTERESTED IN. YOU CAN REQUEST FREE COPIES OF ANY OR ALL OF THE MUTUAL FUND PROSPECTUSES FROM YOUR AGL REPRESENTATIVE OR FROM US AT OUR HOME OFFICE OR ADMINISTRATIVE CENTER LISTED ON THE FRONT OF THIS PROSPECTUS.

     Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown on the first page of this prospectus or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market division and allocated to the investment options at the same time as your initial net premium.

     Charges and expenses. We deduct charges and expenses, including charges for any additional benefit riders you choose, from the amounts you invest in the Policy. These are described beginning on page 7.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT AVAILABLE IN ALL STATES.

     THE POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.



                     This prospectus is dated May 1, 2002.

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you purchase an AG Legacy Plus policy ("Policy") or exercise any of your rights or privileges under a Policy. Please read this prospectus carefully and keep it for future reference.

     Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                                       PAGE TO
                                                                     SEE IN THIS
BASIC QUESTIONS YOU MAY HAVE                                         PROSPECTUS
----------------------------                                         -----------

.. What are the Policies?...........................................        4
.. How can I invest money in a Policy?..............................        5
.. How will the value of my investment in a Policy change over
   time?...........................................................        6
.. What charges will AGL deduct from my investment in a Policy?.....        7
.. What charges and expenses will the Mutual Funds deduct from
   amounts I invest through my Policy?.............................        8
.. What payments does AGL receive from the Mutual Funds?............       12
.. What is the basic amount of insurance ("death benefit")
   that AGL pays when the insured person dies?.....................       12
.. Must I invest any minimum amount in a Policy?....................       14
.. How can I change my Policy's investment options?.................       14
.. How can I change my Policy's insurance coverage?.................       14
.. What additional rider benefits might I select?...................       15
.. How can I access my investment in a Policy?......................       16
.. Can I choose the form in which AGL pays out the proceeds from my
   Policy?.........................................................       18
.. To what extent can AGL vary the terms and conditions of the
   Policy in particular cases?.....................................       18
.. How will my Policy be treated for income tax purposes?...........       19
.. How do I communicate with AGL?...................................       20

     Financial statements. We have included certain financial statements of AGL and Separate Account VL-R in this prospectus. These begin on page VL-R-1.

     Special words and phrases. The Index of Words and Phrases that appears at the back of this prospectus will tell you on what page you can read more about many of the words and phrases that we use.

                          BASIC QUESTIONS YOU MAY HAVE

WHAT ARE THE POLICIES?

     Summary. This prospectus describes AG Legacy Plus flexible premium variable life insurance Policies issued by AGL. AG Legacy Plus Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. AG Legacy Plus pays a death benefit to a beneficiary you designate when the insured person dies. You choose one of two death benefit options.

     We apply your net premiums to your Policy. You may invest your premiums in one or more of the variable investment options. The value of your investment in a variable investment option depends on the investment results of the related Mutual Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline.

     Other choices you have. During the insured person's lifetime, you may, within limits, (1) request an increase in the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, and
(4) choose whether your accumulation value under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary.

     Administrative Center. The Administrative Center provides service to applicants and Policy owners. For applicants, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See "How do I communicate with AGL?" on page 20. Also see "Services Agreements" on page 48. This booklet is called the "prospectus."

     Illustrations of a hypothetical Policy. Starting on page 21, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your AGL representative will also provided you with a similar sample illustration that is more tailored to your own circumstances and wishes.

     Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 27 or in the Policy. A table of contents for the "Additional Information" portion of this prospectus also appears on page 27. You can obtain copies of the Policy from (and direct any other questions to) your AGL representative or our Administrative Center (shown on the first page of this prospectus).

HOW CAN I INVEST MONEY IN A POLICY?

     Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. We can refuse to accept a subsequent premium payment that is less than $50. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 2, will be allocated upon receipt to the available investment options you have chosen.

     Limits on premium payments. Federal tax law limits your ability to make certain very large amounts of premium payments (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. Also, in certain limited circumstances (if your Policy is determined to be a "modified endowment contract" or if additional premiums cause the death benefit to increase more than the accumulation value), we may refuse to accept an additional premium if the insured person does not provide us with adequate evidence that he/she continues to meet our requirements for issuing insurance. These tax law requirements and a discussion of modified endowment contracts are summarized further under "Tax Effects" beginning on page 28.

     Checks and money orders. You may pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium must be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payment shown on the front cover of this prospectus. We also accept premium payments by bank draft, wire, or by exchange from another insurance company. Premium payments from salary deduction plans may only be made if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown on the first page of this prospectus.

     Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed. You should carefully consider your financial ability to continue the program over a long enough period of time to allocate accumulation value to the variable investment options when their value is low as well as when it is high.

     Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made

(other than the 29th, 30th or 31st of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. (The term "valuation period" is described on page 37.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the money market investment option becomes exhausted. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. We do not charge you for using this service.

     Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. We do not charge you for using this service.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

     Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 7 under "Deductions from each premium payment." We invest the rest in one or more of the investment options listed on the first page of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

     Your investment options. We invest the accumulation value that you have allocated to any investment option in shares of a corresponding Mutual Fund. Over time, your accumulation value in any investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 7 under "What charges will AGL deduct from my investment in a Policy?"

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. This includes information about the investment performance that each Fund's investment manager has achieved. You can request additional free copies of these prospectuses from your AGL representative or our Administrative Center shown on the first page of this prospectus.

     Policies are "non-participating." You will not be entitled to any dividends from AGL.

WHAT CHARGES WILL AGL DEDUCT FROM MY INVESTMENT IN A POLICY?

     Deductions from each premium payment. There is currently no deduction from each premium payment you make. However, we have the right at any time to assess a charge not to exceed more than 1.5% on all future premium payments for the costs associated with the issuance of the Policy and administrative services we perform.

     Daily charge. We will deduct a daily charge based on either the guaranteed rate or the current rate (if lower than the guaranteed rate) for the costs associated with the mortality and expense risks we assume under the Policy.

     . The guaranteed daily charge will be at an annual effective rate of 0.90% for the first 10 Policy Years, 0.65% for Policy Years 11 - 20 and 0.40% thereafter. The guaranteed daily deduction charges are 0.15% higher than the current daily charges. The guaranteed daily deduction charges are the maximums we may charge; we may charge less, but we can never charge more.

     . The current daily charge will be at an annual effective rate of 0.75% of your accumulation value that is then being invested in any of the investment options. After a Policy has been in effect for 10 years, we intend to reduce the rate of the current charge to 0.50%, and after 20 years, we intend to further reduce the current charge to 0.25%. We may change the applicable current charge at any time as long as the charge does not exceed the guaranteed daily charge.

     Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies, a greater amount at risk results in a higher monthly insurance charge. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as insured persons die.

     For otherwise identical Policies, a higher cost of insurance rate also results in a higher monthly insurance charge. Our cost of insurance rates are generally guaranteed not to exceed those that will be specified in your Policy.

     We will offer the Policy on a simplified issue method based on our established guidelines, including that the specified amount of the Policy cannot exceed $250,000. Our cost of insurance rates will generally be higher for a simplified issue Policy.

     In general, our cost of insurance rates increase with the insured person's age. The longer you own your Policy, the higher the cost of insurance rate will be. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male (except in Montana where such costs cannot be based on gender).

     Similarly, our current cost of insurance rates are generally lower for non-smokers than smokers. Insured persons who present particular health, occupational or non-work related risks may be charged higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policy.

     Our cost of insurance rates also are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

     Partial surrender fee. The fee for each partial surrender you make will be the lesser of 2% of the amount withdrawn or $25 to cover administrative services. This charge is currently $10. This charge will be deducted from the remaining accumulation value in the investment options in the same ratio as the requested partial surrender.

     Illustrations. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

     Policy loans. We will charge you interest on any loan at an annual effective rate of 4.75%. The loan interest charged on a preferred loan (available after the first 10 Policy years) will never exceed an annual effective rate of 4.5%. See "Policy loans" beginning on page 16.

     Charge for taxes. We can make a charge in the future for federal or state taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

     Allocation of charges. You may choose the investment options from which we deduct all monthly charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in proportion to the amount of accumulation value you then have in each investment option.

     For a further discussion regarding the charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 36.

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

     Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:

THE MUTUAL FUNDS' ANNUAL EXPENSES(1)  (as a percentage of average net assets)

                                                                 FUND                       OTHER FUND           TOTAL FUND
                                                              MANAGEMENT                    OPERATING            OPERATING
                                                             FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                               EXPENSE         12B-1         EXPENSE              EXPENSE
                     NAME OF FUND                         REIMBURSEMENT)(7)     FEES    REIMBURSEMENT)(7)    REIMBURSEMENT(7)
-------------------------------------------------------   ------------------   ------   ------------------   ------------------
AIM VARIABLE INSURANCE FUNDS:(1)

  AIM V.I. International Growth Fund                            0.73%                          0.32%                1.05%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:(1)

  VP Value Fund(2)                                              0.97%                          0.00%                0.97%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:(1,3)

  VIP Asset Manager(SM) Portfolio - Service Class 2             0.53%            0.25%         0.12%                0.90%

  VIP Contrafund(R) Portfolio - Service Class 2                 0.58%            0.25%         0.11%                0.94%

  VIP Equity-Income Portfolio - Service Class 2                 0.48%            0.25%         0.11%                0.84%

  VIP Growth Portfolio - Service Class 2                        0.58%            0.25%         0.10%                0.93%

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST(1,5):

  Franklin Small Cap Fund - Class 2(6,7)                        0.45%            0.25%         0.31%                1.01%

  Templeton Foreign Securities                                  0.68%            0.25%         0.22%                1.15%
     Fund - Class 2(6,7,8)

MFS VARIABLE INSURANCE TRUST:(1)

  MFS Emerging Growth Series(9)                                 0.75%                          0.12%                0.87%

  MFS New Discovery Series(7,9)                                 0.90%                          0.16%                1.06%

  MFS Total Return Series(9)                                    0.75%                          0.14%                0.89%

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST:(1)

  Partners Portfolio                                            0.82%                          0.05%                0.87%

OPPENHEIMER VARIABLE ACCOUNT FUNDS:(1)

  Oppenheimer High Income Fund/VA                               0.74%                          0.05%                0.79%

                                                                                                        (Footnotes begin on page 10)

                                                                 FUND                       OTHER FUND           TOTAL FUND
                                                              MANAGEMENT                    OPERATING            OPERATING
                                                             FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                               EXPENSE         12B-1         EXPENSE              EXPENSE
                     NAME OF FUND                         REIMBURSEMENT)(7)     FEES    REIMBURSEMENT)(7)    REIMBURSEMENT(7)
-------------------------------------------------------   ------------------   ------   ------------------   ------------------
PIMCO VARIABLE INSURANCE TRUST ADMINISTRATIVE CLASS:(10)

  PIMCO Real Return Portfolio(7,13)                             0.25%                         0.41%                0.66%

  PIMCO Total Return Portfolio(7)                               0.25%                         0.40%                0.65%

PUTNAM VARIABLE TRUST:(12)

  Putnam VT Diversified Income Fund - Class IB                  0.68%          0.25%          0.11%                1.04%

  Putnam VT Small Cap Value Fund - Class IB                     0.80%          0.25%          0.14%                1.19%

  Putnam VT Vista Fund - Class IB                               0.61%          0.25%          0.06%                0.92%

  Putnam VT Voyager Fund - Class IB                             0.53%          0.25%          0.04%                0.82%

VALIC COMPANY I:(1)

  International Equities Fund                                   0.35%                         0.11%                0.46%

  Mid Cap Index Fund                                            0.30%                         0.12%                0.42%

  Money Market I Fund(7)                                        0.50%                         0.10%                0.60%

  Stock Index Fund                                              0.26%                         0.12%                0.38%

VAN KAMPEN LIFE INVESTMENT TRUST-CLASS I SHARES:(1)

  Emerging Growth Portfolio                                     0.69%                         0.07%                0.76%

  Government Portfolio(7)                                       0.49%                         0.11%                0.60%

--------------------------------------------------------------------------------
(1) Most of the Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to AGL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. PIMCO Variable Insurance Trust has entered into such an arrangement directly with us. The fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "What payments does AGL receive from the Mutual Funds?" on page 12, "Certain Arrangements" on page 37 and "Services Agreements" on page 48.)

(2) The Fund has a stepped fee schedule. As a result, the Fund's Management Fee rate generally decreases as the Fund's assets increase.

(3) The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund

                                                 (Footnotes continue on page 11)
paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.

(5) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

(6) For Franklin Small Cap Fund and Templeton Foreign Securities Fund, the managers have agreed in advance to make an estimated reduction of 0.08% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, the total annual fund operating expenses are estimated to be 1.09% and 1.16%, respectively. See the accompanying Fund prospectuses for details.

(7) For the Funds indicated, management fees and other expenses as shown for fiscal year 2000 would have been the percentages shown below without certain voluntary expense reimbursements from the investment adviser or other parties. Current and future fees and expenses may vary from the fiscal year 2000 fees and expenses.

                                                                    OTHER        TOTAL
                                              FUND                   FUND         FUND
                                           MANAGEMENT    12B-1    OPERATING    OPERATING
              NAME OF FUND                    FEES        FEES     EXPENSES     EXPENSES
----------------------------------------   -----------   ------   ----------   ----------
MFS VARIABLE INSURANCE TRUST:                 0.90%                  0.19%        1.09%
New Discovery Series

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
Franklin Small Cap Fund - Class 2             0.53%       0.25%      0.31%         1.09%
Templeton Foreign Securities                  0.69%       0.25%      0.22%         1.16%
 Fund Class-2

PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:
 PIMCO Real Return Portfolio                  0.25%                   0.42%        0.67%
 PIMCO Total Return Portfolio                 0.25%                   0.41%        0.66%

VALIC COMPANY I:
 Money Market I Fund                          0.50%                   0.12%        0.62%

VAN KAMPEN LIFE INVESTMENT TRUST
-CLASS I SHARES:
 Government Portfolio                         0.60%                   0.11%        0.71%

No other Funds received any such reimbursements.

(8) Prior to May 1, 2002, the Templeton Foreign Securities Fund was known as the Templeton International Securities Fund.

(9) Each of the MFS Emerging Growth, MFS New Discovery and MFS Total Return Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Fund Operating Expenses" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total Fund Operating Expenses (After Expense Reimbursements)" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above would be lower for the Series and would equal 0.86% for MFS Emerging Growth Series, 1.05% for MFS New Discovery Series, and 0.88% for MFS Total Return Series. See the accompanying MFS Variable Insurance Trust prospectus for more details.

(10) AGL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the

                                                 (Footnotes continue on page 12)

Other Fund Operating Expenses is paid to AGL to reimburse AGL for services provided to the PIMCO Variable Insurance Trust.

(11) The ratio of net expenses to average net assets excluding interest expense is 0.65%.

(12) The prospectus for Putnam Variable Trust - under "Distribution Plan" discusses this 12b-1 fee. The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

WHAT PAYMENTS DOES AGL RECEIVE FROM THE MUTUAL FUNDS?

     We have entered into various services agreements with most of the advisers or administrators for the Mutual Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.25% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "What charges will AGL deduct from my investment in a Policy?" on page 7.

     We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by this Mutual Fund for services we perform.

     We also receive what is referred to as "12b-1 fees" from some of the Mutual Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

WHAT IS THE BASIC AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT AGL PAYS WHEN THE INSURED PERSON DIES?

     Your specified amount of insurance. In your application to buy an AG Legacy Plus Policy, you will tell us how much life insurance coverage you want on the life of the insured person. We call this the "specified amount" of insurance.

     Your death benefit. The basic death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. At any time before the death of the insured person, you can choose whether the basic death benefit we will pay is

     . Option 1 - The specified amount on the date of the insured person's death; or

     . Option 2 - The specified amount plus the Policy's accumulation value on the date of death.

     Under Option 2, your death benefit will tend to be higher than under Option
1.  However,
the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value will tend to be higher under Option 1 than under Option 2.

     We will automatically pay an alternative basic death benefit if it is higher than the basic Option 1 or Option 2 death benefit (whichever you have selected). The alternative basic death benefit is computed by multiplying your Policy's accumulation value on the insured person's date of death by the following percentages:

    TABLE OF ALTERNATIVE BASIC DEATH BENEFITS AS A PERCENTAGE MULTIPLE OF
                           POLICY ACCUMULATION VALUE

   INSURED'S                      INSURED'S
    AGE ON            % OF          AGE ON          % OF
    POLICY        ACCUMULATION      POLICY      ACCUMULATION
 ANNIVERSARY*        VALUE       ANNIVERSARY*      VALUE
---------------   ------------   ------------   ------------
     0-40              250             60            130
      41               243             61            128
      42               236             62            126
      43               229             63            124
      44               222             64            122
      45               215             65            120
      46               209             66            119
      47               203             67            118
      48               197             68            117
      49               191             69            116
      50               185             70            115
      51               178             71            113
      52               171             72            111
      53               164             73            109
      54               157             74            107
      55               150            75-90          105
      56               146             91            104
      57               142             92            103
      58               138             93            102
      59               134             94            101
                                       95+           100
--------------
* Nearest age at the beginning of the Policy year in which the insured person dies.

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

     Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure your Policy's cash surrender value stays above zero. The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the deductions we periodically make from your accumulation value.

     Policy lapse and reinstatement. If your Policy's cash surrender value (the Policy's accumulation value less Policy loans and loan interest during the first 5 Policy years) falls to an amount insufficient to cover the monthly charges, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy will end without value and all coverage under your Policy and all riders will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. Also, you will have to pay at least the amount of premium that we estimate will keep your Policy in force for two months, as well as pay or reinstate any indebtedness. You will find additional information in the Policy about the values and terms of the Policy after it is reinstated.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another free of charge. You may make transfers at any time. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $500. See "Additional Rights That We Have" on page 42.

     Market Timing. The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other policy owners.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

     Increase in coverage. You may at any time request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. The monthly insurance charge for the increase will be based on the age and risk class of the insured person at the time of the increase.

     Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the death benefit amount cannot be less than the greater of
(i) $50,000, and (ii) any death benefit amount which, upon comparing such amounts to the sums already paid, would result in an excess of premium payments.

     Change of death benefit option. You may at any time, prior to the insured person's death, request that we change your coverage from death benefit Option 1 to Option 2 or vice-versa.

     . If you change from Option 1 to Option 2, we also automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change.

     . If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

If you change from Option 1 to Option 2, we also reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. If you do not want to decrease your specified amount you must also request an increase in coverage. See "Increase in coverage" on page 14.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 28 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

     You can request that your Policy include the maturity extension rider benefit described below. Eligibility for and changes in this benefit are subject to our rules and procedures as in effect from time to time. More details are included in the form of the rider, which we suggest that you review if you choose this benefit.

     Maturity Extension Rider

     . This rider permits you to extend the Policy's maturity date beyond what it otherwise would be. The rider provides for a death benefit after the original maturity date that is equal to the accumulation value on the date of death. With this rider, all accumulation value that is in the separate account can remain there.

     . In this rider, only the insurance coverage associated with the base policy will be extended beyond the original maturity date. No additional premium payments, new loans, monthly insurance charge, or changes in specified amount will be allowed after the original maturity date. There is no charge for this rider except for a flat monthly charge of no more than $10 each month after the original maturity date. You may select this rider at any time before the maturity date.

     . Extension of the maturity date beyond the insured person's age 100 may result in the current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax adviser before making such an extension.

HOW CAN I ACCESS MY INVESTMENT IN A POLICY?

     Full surrender. You may at any time, without charge, surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans. We call this amount your "cash surrender value."

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. If the Option 1 death benefit is then in effect, we will also automatically reduce your Policy's specified amount of insurance by the amount of your withdrawal and any related charges.

     You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     Exchange of Policy in certain states. Certain states require that a policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

     Partial surrender fee. The fee for each partial surrender you make will be the lesser of 2% of the amount withdrawn or $25 to cover administrative services. This charge is currently $10. This charge will be deducted from the remaining accumulation value in the investment options in the same ratio as the requested partial surrender.

     Policy loans. You may at any time borrow from us an amount equal to your Policy's cash surrender value less the interest that will be payable on your loan through your next Policy anniversary. This rule is not applicable in all states. The minimum amount of each loan is $500.

     We remove from your investment options an amount equal to your loan and hold that amount as additional collateral for the loan. We will credit your Policy with interest on this collateral amount at an effective annual rate of 4% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

     You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

     You may repay all or part (but not less than $500) of your loan at any time before the death of the insured while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by an unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

     Preferred loan interest rate. We will credit a higher interest rate, but not more than 4.75%, on an amount of the collateral securing Policy loans taken out after the first 10 Policy years. The maximum amount of new loans that will receive this preferred loan interest rate for any year is:

     . 10% of your Policy's accumulation value (including any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

     . if less, your Policy's maximum remaining loan value at that Policy anniversary.

     We intend to set the rate of interest we credit to your preferred collateral amount equal to the loan interest rate you are paying, resulting in a zero net cost of borrowing for that amount. We have full discretion to vary the preferred rate, provided that it will always be greater than the rate we are then crediting in connection with regular Policy loans, and will never be less than an effective annual rate of 4.5%. Because we first offered the Policies in 2000, we have not yet applied the preferred loan interest rate to any Policy loan amounts.

     Maturity of your Policy. If the insured person is still living on the "Maturity Date" shown on page 3 of your Policy, we will automatically pay you the cash surrender value of the Policy, and the Policy will end. The maturity date is the Policy anniversary nearest the insured person's 100th birthday.

     Tax considerations. Please refer to "How will my policy be treated for income tax purposes?" for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which will result in adverse tax consequences.

CAN I CHOOSE THE FORM IN WHICH AGL PAYS OUT THE PROCEEDS FROM MY POLICY?

     Choosing a payment option. You will receive the full proceeds from the Policy as a single sum, unless you elect another method of payment within 60 days of the insured person's death. This also includes proceeds that become payable upon full surrender or the maturity date. You can elect that all or part of such proceeds be applied to one or more of the following payment options:

     .  Option 1 - Equal monthly payments for a specified period of time.

     . Option 2 - Equal monthly payments of a specified amount until all amounts are paid out.

     . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     . Option 4 - Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At your request we will make payments to you monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

     Additional payment options may also be available with our consent. We have the right to reject any payment option, if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

TO WHAT EXTENT CAN AGL VARY THE TERMS AND CONDITIONS OF THE POLICY IN PARTICULAR CASES?

     Here are some variations we may make in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     Underwriting. We use two underwriting methods to issue a Policy, simplified underwriting and full underwriting, which are described below. We reserve the right to request additional information or reject an application for any reason under either underwriting procedure.

     . Simplified Underwriting - Any Policy with a specified amount of $250,000 or lower must be issued based on simplified underwriting. Our guidelines include that the proposed insured must answer limited health questions and certain medical records are required. The Policy specified amount is limited to $250,000, and any requested increases in specified amount are considered under full underwriting only. Additionally, a proposed insured who is rejected under simplified underwriting cannot be considered for full underwriting.

     . Full Underwriting - Any Policy that has a specified amount of over $250,000 must be issued based on full underwriting. Our guidelines include medical exams or tests and other satisfactory evidence of insurability.

     Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace another life insurance policy we issued with a Policy. Not all types of other insurance we issue are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

     Policies purchased through term life conversions. We maintain rules about how to convert term insurance to AG Legacy Plus Policy. This is referred to as a term conversion. Term conversions are available to owners of term life insurance we have issued. Any right to a term conversion is stated in the term life insurance policy. Again, our published rules about term conversions may be changed from time to time, but are evenly applied to all our customers.

     State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which AG Legacy Plus Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

     Variations in expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

     Generally, death benefits paid under a Policy are not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

     Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply.

     For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 28.

HOW DO I COMMUNICATE WITH AGL?

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     General. You should mail or express checks and money orders for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus.

     You must make the following requests in writing:

     .  transfer of accumulation value;

     .  loan;

     .  full surrender;

     .  partial surrender;

     .  change of beneficiary or contingent beneficiary;

     .  change of allocation percentages for premium payments;

     .  loan repayments or loan interest payments;

     .  change of death benefit option or manner of death benefit payment;

     .  changes in specified amount;

     . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds;

     .  tax withholding elections; and

     .  telephone transaction privileges.

You should mail or express these requests to the appropriate address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Administrative Center address shown on the first page of this prospectus.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

     Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-888-325-9315.

                 ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

  To help explain how our Policy works, we have prepared the following tables:

                                                                       PAGE TO
                                                                     SEE IN THIS
TABLE                                                                PROSPECTUS
--------------------------------------------------------------------------------
Death Benefit Option 1 - Simplified Underwriting/Current Charges....     23
Death Benefit Option 1 - Full Underwriting/Current Charges..........     24
Death Benefit Option 1 - Simplified Underwriting/Guaranteed Maximum
 Charges............................................................     25
Death Benefit Option 1 - Full Underwriting/Guaranteed Maximum
 Charges............................................................     26

     The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under a sample AG Legacy Plus Policy would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a 45 year-old male non-tobacco user. A single premium payment of $56,279 for an initial $250,000 or $250,001 of specified amount of coverage is assumed to be paid at issue. The illustrations assume no Policy loan has been taken. As illustrated, this Policy would be classified as a modified endowment contract (See "Tax Effects" in Additional Information for further discussion).

     Although the tables below do not include an example of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits and lower cash surrender values.

     Separate tables are included to show both current and guaranteed maximum charges under both simplified underwriting and full underwriting. We have used the maximum specified amount of $250,000 for the simplified underwriting table and the minimum specified amount of $250,001 for the full underwriting table to show the applicable investment results.

     . The charges assumed in the current charge tables include a daily charge at an annual effective rate of 0.75% for the first 10 Policy years, 0.50% for Policy years 11 - 20, and 0.25% thereafter and current monthly insurance charges.

     . The guaranteed maximum charge tables assume that these charges will include a daily charge at an annual effective rate of 0.90% for the first 10 Policy years, 0.65% for Policy years 11 - 20, and 0.40% thereafter, and an additional charge of 1.5% of every premium and guaranteed maximum insurance charges.

     The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of 0.83% of aggregate Mutual Fund assets, which is the arithmetic average of the advisory fees payable with respect to each Mutual Fund plus the arithmetic average of all other operating expenses of each such Fund, after all reimbursements, as reflected on pages 8 - 12 of this prospectus. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would equal 0.84% of aggregate Mutual Fund assets.

     Individual illustrations. We may furnish you with additional illustrations based on other characteristics. These characteristics could include different annual investment returns, your choice of investment options which show your premium payments invested in percentages of your choice, the weighted average of Fund expenses, and other differences you request. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

                                 AG LEGACY PLUS


SINGLE PREMIUM $56,279                        INITIAL SPECIFIED AMOUNT $250,000
                                              DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                            SIMPLIFIED UNDERWRITING
                                   NONSMOKER
                           ASSUMING CURRENT CHARGES


END OF                DEATH BENEFIT                 ACCUMULATION VALUE              CASH SURRENDER VALUE
POLICY         ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR          ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
                0.0%       6.0%      12.0%      0.0%       6.0%       12.0%      0.0%       6.0%      12.0%
     1        250,000    250,000    250,000    54,544     57,875      61,206    54,544     57,875     61,206
     2        250,000    250,000    250,000    52,724     59,442      66,561    52,724     59,442     66,561
     3        250,000    250,000    250,000    50,853     61,016      72,428    50,853     61,016     72,428
     4        250,000    250,000    250,000    49,013     62,678      78,946    49,013     62,678     78,946
     5        250,000    250,000    250,000    47,119     64,352      86,111    47,119     64,352     86,111
     6        250,000    250,000    250,000    45,201     66,068      94,022    45,201     66,068     94,022
     7        250,000    250,000    250,000    43,201     67,777     102,722    43,201     67,777    102,722
     8        250,000    250,000    250,000    41,277     69,622     112,423    41,277     69,622    112,423
     9        250,000    250,000    250,000    39,345     71,536     123,173    39,345     71,536    123,173
    10        250,000    250,000    250,000    37,379     73,501     135,074    37,379     73,501    135,074

    15        250,000    250,000    294,633    28,105     85,925     219,875    28,105     85,925    219,875

    20        250,000    250,000    439,037    16,519    100,041     359,867    16,519    100,041    359,867

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                                 AG LEGACY PLUS


SINGLE PREMIUM $56,279                         INITIAL SPECIFIED AMOUNT $250,001
                                               DEATH BENEFIT OPTION 1
                                               CASH VALUE ACCUMULATION TEST

                                  MALE AGE 45
                               FULL UNDERWRITING
                                   NONSMOKER
                            ASSUMING CURRENT CHARGES

END OF                DEATH BENEFIT                 ACCUMULATION VALUE              CASH SURRENDER VALUE
POLICY         ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR          ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
                0.0%       6.0%      12.0%      0.0%       6.0%       12.0%      0.0%       6.0%      12.0%
     1        250,001    250,001    250,001    55,028     58,371      61,714    55,028     58,371     61,714
     2        250,001    250,001    250,001    53,691     60,454      67,616    53,691     60,454     67,616
     3        250,001    250,001    250,001    52,409     62,670      74,180    52,409     62,670     74,180
     4        250,001    250,001    250,001    51,067     64,913      81,367    51,067     64,913     81,367
     5        250,001    250,001    250,001    49,677     67,198      89,259    49,677     67,198     89,259
     6        250,001    250,001    250,001    48,249     69,537      97,944    48,249     69,537     97,944
     7        250,001    250,001    250,001    46,786     71,938     107,517    46,786     71,938    107,517
     8        250,001    250,001    250,001    45,285     74,402     118,075    45,285     74,402    118,075
     9        250,001    250,001    250,001    43,733     76,924     129,722    43,733     76,924    129,722
    10        250,001    250,001    250,001    42,102     79,483     142,567    42,102     79,483    142,567

    15        250,001    250,001    312,012    33,321     94,330     232,844    33,321     94,330    232,844

    20        250,001    250,001    464,933    21,617    111,061     381,093    21,617    111,061    381,093


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                                 AG LEGACY PLUS


SINGLE PREMIUM $56,279                         INITIAL SPECIFIED AMOUNT $250,000
                                               DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                            SIMPLIFIED UNDERWRITING
                                   NONSMOKER
                          ASSUMING GUARANTEED CHARGES

END OF                DEATH BENEFIT                 ACCUMULATION VALUE              CASH SURRENDER VALUE
POLICY         ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR          ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
                0.0%       6.0%      12.0%      0.0%      6.0%         12.0%      0.0%       6.0%      12.0%
     1        250,000    250,000    250,000    53,593    56,868        60,143    53,593     56,868     60,143
     2        250,000    250,000    250,000    51,705    58,298        65,283    51,705     58,298     65,283
     3        250,000    250,000    250,000    49,769    59,725        70,903    49,769     59,725     70,903
     4        250,000    250,000    250,000    47,761    61,126        77,039    47,761     61,126     77,039
     5        250,000    250,000    250,000    45,680    62,503        83,750    45,680     62,503     83,750
     6        250,000    250,000    250,000    43,523    63,855        91,108    43,523     63,855     91,108
     7        250,000    250,000    250,000    41,266    65,158        99,169    41,266     65,158     99,169
     8        250,000    250,000    250,000    38,881    66,391       108,003    38,881     66,391    108,003
     9        250,000    250,000    250,000    36,367    67,551       117,708    36,367     67,551    117,708
    10        250,000    250,000    250,000    33,695    68,613       128,380    33,695     68,613    128,380

    15        250,000    250,000    272,854    17,569    72,836       203,623    17,569     72,836    203,623

    20              0    250,000    397,998         0    71,343       326,227         0     71,343    326,227


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                                 AG LEGACY PLUS


SINGLE PREMIUM $56,279                         INITIAL SPECIFIED AMOUNT $250,001
                                               DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                               FULL UNDERWRITING
                                   NONSMOKER
                          ASSUMING GUARANTEED CHARGES

END OF                DEATH BENEFIT                 ACCUMULATION VALUE              CASH SURRENDER VALUE
POLICY         ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR          ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
                0.0%       6.0%      12.0%      0.0%       6.0%       12.0%      0.0%       6.0%      12.0%
     1        250,001    250,001    250,001    53,593     56,868      60,143    53,593     56,868     60,143
     2        250,001    250,001    250,001    51,705     58,298      65,283    51,705     58,298     65,283
     3        250,001    250,001    250,001    49,769     59,725      70,903    49,769     59,725     70,903
     4        250,001    250,001    250,001    47,761     61,126      77,039    47,761     61,126     77,039
     5        250,001    250,001    250,001    45,680     62,503      83,750    45,680     62,503     83,750
     6        250,001    250,001    250,001    43,523     63,854      91,108    43,523     63,854     91,108
     7        250,001    250,001    250,001    41,266     65,158      99,169    41,266     65,158     99,169
     8        250,001    250,001    250,001    38,881     66,391     108,003    38,881     66,391    108,003
     9        250,001    250,001    250,001    36,367     67,551     117,708    36,367     67,551    117,708
    10        250,001    250,001    250,001    33,695     68,613     128,380    33,695     68,613    128,380

    15        250,001    250,001    272,854    17,569     72,836     203,622    17,569     72,836    203,622

    20              0    250,001    397,997         0     71,343     326,227         0     71,343    326,227


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                             ADDITIONAL INFORMATION

     A general overview of the Policy appears at pages 1 - 26. The additional information that follows gives more details, but generally does not repeat what is set forth above.

                                                                       PAGE TO
                                                                     SEE IN THIS
CONTENTS OF ADDITIONAL INFORMATION                                    PROSPECTUS
----------------------------------                                   -----------
AGL................................................................       27
Separate Account VL-R..............................................       28
Tax Effects........................................................       28
Voting Privileges..................................................       35
Your Beneficiary...................................................       36
Assigning Your Policy..............................................       36
More About Policy Charges..........................................       36
Effective Date of Policy and Related Transactions..................       37
Distribution of the Policies.......................................       39
Payment of Policy Proceeds.........................................       40
Adjustments to Death Benefit.......................................       41
Additional Rights That We Have.....................................       42
Performance Information............................................       43
Our Reports to Policy Owners.......................................       44
AGL's Management...................................................       44
Principal Underwriter's Management.................................       46
Legal Matters......................................................       47
Legal Proceedings..................................................       47
Accounting and Auditing Experts....................................       48
Actuarial Expert...................................................       48
Services Agreement.................................................       48
Certain Potential Conflicts........................................       48
Financial Statements...............................................       49

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 50, which follows all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

AGL

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

     During 2001, AGL received $2,043,471 in total premium payments from policy holders. From such premium payments, AGL received mortality and expense fees of $6,188 and $67,134 for cost of insurance charges.

SEPARATE ACCOUNT VL-R

     We hold the Mutual Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is a "separate account," as defined by the SEC and is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. We created Separate Account VL-R on May 6, 1997 under Texas law.

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 70 separate "divisions," 25 of which correspond to the 25 variable investment options available under the Policy. The remaining 45 divisions, and some of these 25 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in Separate Account VL-R are our property. The assets in Separate Account VL-R would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to Separate Account VL-R. Our other creditors could reach only those Separate Account VL-R assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to Separate Account VL-R.

TAX EFFECTS

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax consequences on corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

     General. The AG Legacy Plus Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the

Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

     . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

     . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

     The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract" as you can see from the following discussion. In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

     Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

     If, at any time during the first seven Policy years:

     .  you have paid a cumulative amount of premiums;

     . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

     . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

     then your Policy will be a modified endowment contract.

     Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

     If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

     The Company has procedures in place, including Policy owner notification, to prevent additional premium payments from causing your Policy to become a modified endowment contract.

     A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

     Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

     Rider benefits. The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. The premium payments for the same rider, however, will be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

     Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

     After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

     On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

     Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

     . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) or partial surrenders;

     . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

     . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

     For modified endowment contracts, your basis:

     .  is similar to the basis described above for other policies; and

     . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

     A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

     .  to taxpayers 59 1/2 years of age or older;

     .  in the case of a disability (as defined in the Code); or

     . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

     Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

     Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R.

     Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the AG Legacy Plus Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit. The Taxpayer Relief Act of 1997 gradually raises the value of the credit to $1,000,000 in 2006. In 2001, the value of the unified credit is $675,000. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

     The enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the 2001 Act) brought significant change to the transfer tax system, the most notable being the repeal of the estate and generation-skipping transfer (GST) taxes in 2010. Prior to repeal, a number of modifications are made to the maximum estate tax rate and the estate and gift tax applicable exclusion amounts. The 2001 Act increases the estate tax applicable exclusion amount to $1 million for decedents dying in 2002. In order to comply with the Congressional Budget Act of 1974, the 2001 Act provides that all provisions of, and amendments made by, the 2001 Act will not apply to estates of decedents dying, gifts made, or generation-skipping transfers, after December 31, 2010. Unless Congress acts affirmatively in the interim, the Internal Revenue Code will thereafter be applied and administered as if these provisions had not been enacted.

     As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million ($1,100,000 in 2002, indexed for inflation). Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

     The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

     Life insurance in split dollar arrangements. The Internal Revenue Service ("IRS") has released a technical advice memorandum ("TAM") on the taxability of the insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specified set of facts and a specified taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

     The Internal Revenue Service issued Notice 2001-10 in 2001, then revoked it in Notice 2002-8, which was released on January 3, 2002. Both Notices were intended to provide guidance regarding the tax treatment of parties entering into split-dollar life insurance arrangements and to revise the applicable standards for valuing the economic benefit provided by current life insurance protection. Notice 2002-8, in addition to revoking the prior Notice, announced that the Service intends to publish proposed regulations which will provide comprehensive guidance on the treatment of split-dollar arrangements. It also sets out a series of transition rules for determining how P. S. 58 rates would or could be applied in determining the value of life insurance protection under split-dollar arrangements until the promised new regulations are proposed and become final. In general, it appears that for arrangements entered into prior to January 28, 2002, the P. S. 58 rules used before Notice 2001-10 can continue to be applied. The timeframe for the release of new regulations is unknown but may be several years.

     In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax adviser regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements as a result of the IRS Notice 2002-8 and any subsequent guidance that is released.

     Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. The rules for determining P.S. 58 costs are being reviewed by the IRS and may change. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

     Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

     ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

     Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

     We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

     Certain Mutual Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

     When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

     In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, nonresident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

     Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

     We are the legal owner of the Funds' shares held in Separate Account VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account VL-R.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

YOUR BENEFICIARY

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action taken before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

MORE ABOUT POLICY CHARGES

     Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

     The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as insured persons die.

     If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise we will incur a loss.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge or charge increase for any purpose.

     Change of tobacco use. If the person insured under your Policy is a tobacco user, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has stopped tobacco use for a sufficient period.

     Gender neutral Policy. Our cost of insurance charge rates in Montana will not be greater than the comparable male rates illustrated in this prospectus.

     Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value first to the oldest increments of specified amount to compute our net amount at risk at each cost of insurance rate. See "Monthly Insurance Charge" beginning on page 7.

     Certain arrangements. Most of the advisers or administrators of the Mutual Funds listed on page 1 of this prospectus make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the divisions or Policy owners. See "What payments does AGL receive from the Mutual Funds" on page 12.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

     Valuation dates, times, and periods. We generally compute values under a Policy on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or a "business day."

     We compute policy values as of 3:00 p.m., Central Time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on the first page of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

     If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We currently do not accept military allotment programs.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's insurance rate class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $500,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Administrative Center by writing to the appropriate address shown on the first page of this prospectus or from your AGL representative.

     Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate insurance rate class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "date of issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt in the Home Office of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases you request in the specified amount of insurance, and reinstatements of a Policy that has lapsed take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

     . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your AGL representative, or if you mailed it to us, the day it is postmarked; and

     . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

DISTRIBUTION OF THE POLICIES

     American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Policies. AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc., and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and D, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policies.

     We and AGDI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed the amounts described below:

A.   For a Policy issued based on simplified underwriting:

     . 1.05% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 1 through 10; and

     . 0.85% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 11 through 15.

B.   For a Policy issued based on full underwriting:

     . 2.5% of the Policy's accumulation value (reduced by any outstanding loan) in Policy year 1;

     . 1.0% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 2 through 10;

     . 0.50% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 11 through 20; and

     . 0.25% annually of the Policy's accumulation value (reduced by any outstanding loan) after Policy year 20.

     The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     We pay a comparable amount of compensation to the broker-dealers or banks with respect to any increase in the specified amount of coverage that you request. In addition, we may pay the broker-dealers or banks expense allowances, bonuses, wholesaler fees and training allowances.

     We pay the compensation directly to any other selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in
any additional charge to you that is not described beginning on page    of the
prospectus. Each broker-dealer or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

PAYMENT OF POLICY PROCEEDS

     General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

     . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

     .  the SEC by order permits the delay for the protection of owners.

Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application and any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in some other way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

ADJUSTMENTS TO DEATH BENEFIT

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

     A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Some states require that we compute these periods for noncontestability differently following a suicide.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

     . end the automatic rebalancing feature if your accumulation value falls below $5,000;

     . change interest rates and charges, as long as we stay within the minimum and maximum charges permitted in your Policy.

     .  change the underlying Mutual Fund that any investment option uses;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to AG Legacy Plus from one investment option and put them into another;

     . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

     . change our simplified and full underwriting and premium class guidelines;

     . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek policy owner approval.

PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Policy and are not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

OUR REPORTS TO POLICY OWNERS

     Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

AGL'S MANAGEMENT

     The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of AGL are listed below.

NAME AND PRINCIPAL
BUSINESS ADDRESS                BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   -----------------------------------------------------------
Rodney O. Martin, Jr.           Director and Chairman of the Board of American General Life
2929 Allen Parkway              Insurance Company (1996 - present).  Previously Chief
Houston, TX 77019               Executive Officer (April 2000 - November 2001), Senior
                                Chairman of the Board (April 1998 - January 2000), and
                                President (August 1996 - July 1998) of American General Life
                                Insurance Company.

David J. Dietz                  Director of AGL since March 2002.  Senior Vice President -
390 Park Avenue, 5/th/ Floor    Corporate Markets Group of AGL since January 1999.
New York, NY 10022              President and Chief Executive Officer - Individual Insurance
                                Operations of The United States Life Insurance Company in the
                                City of New York since September 1997.  President of
                                Prudential Select Life, Newark, New Jersey (August 1990 -
                                September 1997).

Robert F. Herbert, Jr.          Director of AGL since March 2002.  Senior Vice President and
2727-A Allen Parkway            Treasurer of AGL since May 1996.  Controller of AGL since
Houston, TX 77019               February 1991.

David L. Herzog                 Director, Executive Vice President and Chief Financial Officer
2929 Allen Parkway              of AGL since March 2000.  Vice President of General
Houston, TX 77019               American, St. Louis, Missouri (June 1991 - February 2000).

Royce G. Imhoff, II             Director of AGL since November 1997.  President of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President and Chief Marketing Officer
Houston, TX 77019               of AGL (1997 - March 2002).  Previously held various positions with AGL including Vice President since August 1996.

NAME AND PRINCIPAL
BUSINESS ADDRESS                BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   -----------------------------------------------------------
Gary D. Reddick                 Executive Vice President of American General Life Insurance
2929 Allen Parkway              Company since April 1998 and Director since April 2001.  Vice
Houston, TX 77019               Chairman and Executive Vice President of The Franklin Life
                                Insurance Company (1995 - April 1998).

R. Kendall Nottingham           Director of AGL since March 2002.  Currently, Executive Vice
70 Pine Street                  President for American International Group.  Previously held
New York, NY 10270              various positions with subsidiaries of American International
                                Group, including Chairman of the Board and Chief Executive
                                Officer of American International Life Insurance Company and
                                Director of American International Life Assurance Company of
                                New York since 1998.

Nicholas A. O'Kulich            Director of AGL since March 2002.  Currently, Vice President
70 Pine Street                  for American International Group.  Previously held various
New York, NY 10270              positions with subsidiaries of American International Group since 1990, including Chief Financial Officer of Worldwide Life
                                Organization and Director of American International Life
                                Assurance Company of New York since 1990.

Paul L. Mistretta               Executive Vice President of AGL since July 1999.  Senior Vice
2929 Allen Parkway              President of First Colony Life Insurance, Lynchburg, Virginia
Houston, TX 77019               (1992 - July 1999).

Wayne A. Barnard                Senior Vice President of AGL since November 1997.
2929 Allen Parkway              Previously held various positions with AGL, including Vice
Houston, TX 77019               President since February 1991.

Robert M. Beuerlein             Senior Vice President and Chief Actuary of AGL since
2727-A Allen Parkway            September 1999.  Previously held position as Vice President of
Houston, TX 77019               AGL since December 1998.  Director, Senior Vice President and
                                Chief Actuary of The Franklin Life Insurance Company,
                                Springfield, Illinois (January 1991 - June 1999).

Pauletta P. Cohn                Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President, General Counsel and
Houston, TX 77019               Secretary of AGL (November 2001 - March 2002).  Previously
                                held various positions with American General Life Companies since 1993 including, Deputy General Counsel (2000 -
                                November  2001), Associate General Counsel (1998 - 2000) and
                                Senior Attorney (1993 - 1998).


NAME AND PRINCIPAL
BUSINESS ADDRESS                BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   -----------------------------------------------------------
William Guterding               Senior Vice President of AGL since April 1999.  Senior Vice
390 Park Avenue, 5/th/ Floor    President and Chief Underwriting Officer of The United States
New York, NY 10022              Life Insurance Company in the City of New York since October, 1980.

Kyle L. Jennings                Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President and General Counsel of
Houston, TX 77019               AGL (November 2001 - March 2002).  Previously held position of Deputy General Counsel-Litigation of American General Life
                                Companies (1998 - November 2001).  Partner with Beirne,
                                Maynard & Parsons, L.L.P. (January 1995 - June 1998).

Simon J. Leech                  Senior Vice President of AGL since July 1997.  Previously held
2929 Allen Parkway              various positions with AGL since 1981, including Vice
Houston, TX 77019               President - Policy Administration in 1995.

Mark R. McGuire                 Senior Vice President of AGL since April 2001.  Vice President
2727 Allen Parkway              of American General Life Companies (2000 - March 2001).
Houston, TX 77019               Vice President of The Franklin Life Insurance Company (1997 - 2000).
                                Previously held various positions with AGL since
                                August 1988, including Director of Work Site Marketing
                                Administration (1996 - 1997).

Lawrence J. O'Brien             Senior Vice President of AGL since November 2001.  Senior
2929 Allen Parkway              Vice President of American General Life Companies since
Houston, TX 77019               February 1998.  Vice President - Insurance Marketing of
                                Business Men's Assurance Company of America, Kansas City,
                                Missouri (1995 - February 1998).

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:

NAME AND PRINCIPAL              POSITION AND OFFICES WITH UNDERWRITER,
BUSINESS ADDRESS                AMERICAN GENERAL DISTRIBUTORS, INC.
---------------------           ---------------------------------------------
Robert P. Condon                Director, Chairman,
2929 Allen Parkway              President and Chief Executive Officer
Houston, TX  77019

Mary L. Cavanaugh               Director and Assistant Secretary
2929 Allen Parkway
Houston, TX  77019

NAME AND PRINCIPAL              POSITION AND OFFICES WITH UNDERWRITER,
BUSINESS ADDRESS                AMERICAN GENERAL DISTRIBUTORS, INC.
-----------------------------   -----------------------------------------------------------
David H. den Boer       Director, Senior Vice President and Secretary
2929 Allen Parkway
Houston, TX  77019

Jennifer D. Cobbs       Executive Vice President
2929 Allen Parkway
Houston, TX  77019

Krien Verberkmoes       Chief Compliance Officer
2929 Allen Parkway
Houston, TX  77019

John Reiner             Chief Financial Officer and Treasurer
2929 Allen Parkway
Houston, TX  77019

Kurt W. Bernlohr        Assistant Secretary
2919 Allen Parkway
Houston, TX  77019

Tracey E. Harris        Assistant Secretary
2919 Allen Parkway
Houston, TX  77019

Daniel R. Cricks        Assistant Tax Officer
2929 Allen Parkway
Houston, TX  77019

James D. Bonsall        Assistant Treasurer
2919 Allen Parkway
Houston, TX  77019

LEGAL MATTERS

     We are not involved in any legal proceedings that would be considered material with respect to a policy owner's interest in Separate Account VL-R. Lauren W. Jones, Esquire, Deputy General Counsel of American General Life Companies, an affiliate of AGL, has opined as to the validity of the Policies.

LEGAL PROCEEDINGS

     AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations and financial position.

ACCOUNTING AND AUDITING EXPERTS

     The financial statements of the AG Legacy Plus Divisions of Separate Account VL-R as of December 31, 2001 and for the years ended December 31, 2001 and 2000 and the consolidated balance sheets of AGL as of December 31, 2001 and 2000 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

ACTUARIAL EXPERT

     Actuarial matters have been examined by Robert M. Beuerlein, who is Senior Vice President and Chief Actuary of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

SERVICES AGREEMENT

     American General Life Companies ("AGLC") is party to an existing general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date, AGLC was a Delaware corporation. Pursuant to this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and AG Legacy Plus Policies.

     For information about agreements with the Mutual Funds, see "What payments does AGL receive from the Mutual Funds?" on page 12.

CERTAIN POTENTIAL CONFLICTS

     The Mutual Funds sell shares to separate accounts of insurance companies, both affiliated and not affiliated with AGL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so as well as report any material irreconcilable conflicts that we know exist to each Mutual Fund as soon as a conflict arises. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

FINANCIAL STATEMENTS

     The financial statements of AGL contained in this prospectus should be considered to bear only upon the ability of AGL to meet its obligations under the AG Legacy Plus Policies. They should not be considered as bearing upon the investment experience of Separate Account VL-R.

                                                                       PAGE TO
                                                                     SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R                         PROSPECTUS
---------------------------------------------                        -----------
Report of Ernst & Young LLP Independent Auditors....................     VL-R-1
Summary of Financial Statements.....................................     VL-R-3
Statements of Net Assets as of December 31, 2001....................     VL-R-4
Statements of Operations for the period ended December 31, 2001
   and 2000.........................................................     VL-R-4
Statements of Changes in Net Assets for the period ended
   December 31, 2001 and 2000.......................................    VL-R-10
Notes to Financial Statements.......................................    VL-R-16


                                                                       PAGE TO
CONSOLIDATED FINANCIAL STATEMENTS OF                                 SEE IN THIS
AMERICAN GENERAL LIFE INSURANCE COMPANY                               PROSPECTUS
---------------------------------------                              -----------
Report of Ernst & Young LLP Independent Auditors...................       F-1
Consolidated Balance Sheets as of December 31, 2001 and 2000.......       F-2
Consolidated Statements of Income for the years ended
     December 31, 2001, 2000 and 1999..............................       F-4
Consolidated Statements of Shareholder's Equity for the years
      ended December 31, 2001, 2000 and 1999.......................       F-5
Consolidated Statements of Comprehensive Income
    for the years ended December 31, 2001, 2000 and 1999...........       F-6
Consolidated Statements of Cash Flows for the years
     ended December 31, 2001, 2000 and 1999........................       F-7
Notes to Consolidated Financial Statements.........................       F-8

                        REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R-AG LEGACY PLUS


We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account VL-R-AG Legacy Plus (comprised of the following divisions: AIM V.I. International Equity Fund, American Century VP Value Fund, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Franklin Small Cap Fund - Class 2, Templeton International Securities Fund - Class 2, MFS Emerging Growth Series, MFS New Discovery Series, MFS Total Return Series, Neuberger Berman Advisors Management Trust Partners Portfolio, North American Funds Variable Product Series I - International Equities Fund, North American Funds Variable Product Series I - Mid Cap Index Fund, North American Funds Variable Product Series I - Money Market Fund, North American Funds Variable Product Series I - Stock Index Fund, Oppenheimer High Income Fund/VA, PIMCO Real Return Portfolio, PIMCO Total Return Portfolio, Putnam VT Diversified Income Fund - Class IB, Putnam VT Small Cap Value Fund - Class IB, Putnam VT Vista Fund
- Class IB, Putnam VT Voyager Fund - Class IB, Van Kampen LIT Emerging Growth Portfolio - Class I Shares, and Van Kampen LIT Government Portfolio) (collectively, the "Separate Account") as of December 31, 2001, and the related statements of operations, and statements of changes in net assets for the years ended December 31, 2001 and 2000. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account VL-R-AG Legacy Plus at December 31, 2001, the results of their operations, and changes in their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States.


                               ERNST & YOUNG LLP

March 7, 2002



                                    VL-R-1

                      (This page intentionally left blank)











                                    VL-R-2

AMERICAN GENERAL LIFE INSURANCE COMPANY
AG LEGACY PLUS
SEPARATE ACCOUNT VL-R

SUMMARY OF FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
DECEMBER 31, 2001                                                         ALL DIVISIONS
                                                                          -------------
ASSETS:
 Investment securities - at market (cost $2,667,366)                      $ 2,691,244
 Due from American General Life Insurance Company                                  80
                                                                          -----------
     NET ASSETS                                                           $ 2,691,324
                                                                          ===========

STATEMENT OF OPERATIONS                                                   For Years Ended December 31,
                                                                             2001             2000
                                                                          ----------------------------
INVESTMENT INCOME:
 Dividends from mutual funds                                              $    15,158       $      350

EXPENSES:
 Mortality and expense risk                                                    (6,188)             (82)
                                                                          -----------       ----------
     NET INVESTMENT INCOME                                                      8,970              268
                                                                          -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                             (25,063)               -
 Capital gain distributions from mutual funds                                  17,907            1,231
 Net unrealized appreciation (depreciation) of investments                     25,218           (1,338)
                                                                          -----------       ----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    18,062             (107)
                                                                          -----------       ----------
     INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $    27,032       $      161
                                                                          ===========       ==========

STATEMENT OF CHANGES IN NET ASSETS                                        For Years Ended December 31,
                                                                             2001             2000
                                                                          ----------------------------
OPERATIONS:
 Net investment income                                                    $     8,970       $      268
 Net realized loss on investments                                             (25,063)               -
 Capital gain distributions from mutual funds                                  17,907            1,231
 Net unrealized appreciation (depreciation) of investments                     25,218           (1,338)
                                                                          -----------       ----------
     Increase in net assets resulting from operations                          27,032              161
                                                                          -----------       ----------
PRINCIPAL TRANSACTIONS:
 Premiums                                                                   2,043,471            8,992
 Internal rollovers                                                           584,964           95,204
 Cost of insurance and other charges                                          (67,134)          (1,397)
 Policy Loans                                                                      31                -
                                                                          -----------       ----------
     Increase in net assets resulting from principal transactions           2,561,332          102,799
                                                                          -----------       ----------
 TOTAL INCREASE IN NET ASSETS                                               2,588,364          102,960

NET ASSETS:
 Beginning of period                                                          102,960                -
                                                                          -----------       ----------
 End of period                                                            $ 2,691,324       $  102,960
                                                                          ===========       ==========

See accompanying notes.                     VL-R-3

AMERICAN GENERAL LIFE INSURANCE COMPANY
AG LEGACY PLUS
SEPARATE ACCOUNT VL-R

                                                                                                DIVISIONS
                                                                --------------------------------------------------------------------

                                                                   AIM V.I.                       Fidelity VIP       Fidelity VIP
                                                                 International     American      Asset Manager         Contrafund
                                                                 Equity Fund -    Century VP   Portfolio-Service   Portfolio-Service
                                                                Class I Shares    Value Fund      Class 2 (1)         Class 2 (2)
                                                                ---------------   -----------  -----------------   -----------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
 Investment securities - at market                                $    80,646     $  256,481       $  14,862        $  57,686
 Due from (to) American General Life Insurance Company                     (2)             7               -                3
                                                                  -----------     ----------       ---------        ---------
  NET ASSETS                                                      $    80,644     $  256,488       $  14,862        $  57,689
                                                                  ===========     ==========       =========        =========

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Dividends from mutual funds                                      $       249     $      142       $       -        $       -

EXPENSES:
 Mortality and expense risk                                              (323)          (466)            (27)             (90)
                                                                  -----------     ----------       ---------        ---------
  NET INVESTMENT INCOME (LOSS)                                            (74)          (324)            (27)             (90)
                                                                  -----------     ----------       ---------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                               (2,931)         2,834               5              120
 Capital gain distributions from mutual funds                           1,947              -               -                -
 Net unrealized appreciation (depreciation) of investments             (4,414)        15,342             967            3,433
                                                                  -----------     ----------       ---------        ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (5,398)        18,176             972            3,553
                                                                  -----------     ----------       ---------        ---------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $    (5,472)    $   17,852       $     945        $   3,463
                                                                  ===========     ==========       =========        =========

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
 Dividends from mutual funds                                      $         6     $        -       $       -        $       -

EXPENSES:
 Mortality and expense risk                                                (2)            (9)              -                -
                                                                  -----------     ----------       ---------        ---------
  NET INVESTMENT INCOME (LOSS)                                              4             (9)              -                -
                                                                  -----------     ----------       ---------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                                    -              -               -                -
 Capital gain distributions from mutual funds                             144              -               -                -
 Net unrealized appreciation (depreciation) of investments               (473)           596               -                -
                                                                  -----------     ----------       ---------        ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 (329)           596               -                -
                                                                  -----------     ----------       ---------        ---------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $      (325)    $      587       $       -        $       -
                                                                  ===========     ==========       =========        =========

(1) Since Inception October 2001
(2) Since Inception September 2001
(3) Since Inception July 2001
(4) Since Inception March 2001

   See accompanying notes.                  VL-R-4


                             DIVISIONS
----------------------------------------------------------------------------------------------
  Fidelity VIP          Fidelity VIP                           Templeton
 Equity-Income       Growth Portfolio-    Franklin Small      International       MFS Emerging
Portfolio-Service     Service Class 2       Cap Fund -     Securities Fund -    Growth Series
   Class 2 (3)               (1)             Class 2            Class 2              (4)
-----------------   -----------------    --------------    -----------------    --------------

$         151,331   $          77,512    $       45,996    $           8,228    $      359,828
                5                   2                 1                   10                 8
-----------------   -----------------    --------------    -----------------    --------------
$         151,336   $          77,514    $       45,997    $           8,238    $      359,836
=================   =================    ==============    =================    ==============



$               -   $               -    $           95    $             293    $            -
             (171)               (102)             (263)                 (47)             (595)
-----------------   -----------------    --------------    -----------------    --------------
             (171)               (102)             (168)                 246              (595)
-----------------   -----------------    --------------    -----------------    --------------

               (2)                  -            (1,459)              (2,319)           (1,110)
                -                   -                 -                2,303             1,162
            7,220               4,463             1,071               (1,676)            4,541
-----------------   -----------------    --------------    -----------------    --------------
            7,218               4,463              (388)              (1,692)            4,593
-----------------   -----------------    --------------    -----------------    --------------
$           7,047   $           4,361     $        (556)   $          (1,446)   $        3,998
=================   =================    ==============    =================    ==============



$               -   $               -    $            -    $               -    $           -


                -                   -                (7)                  (6)               -
-----------------   -----------------    --------------    -----------------    --------------
                -                   -                (7)                  (6)               -
-----------------   -----------------    --------------    -----------------    --------------



                -                   -                 -                    -                -
                -                   -                 -                    -                -
                -                   -               701                   60                -
-----------------   -----------------    --------------    -----------------    --------------
                -                   -               701                   60                -
-----------------   -----------------    --------------    -----------------    --------------
$               -   $               -    $          694    $              54    $            -
=================   =================    ==============    =================    ==============

                                    VL-R-5


AMERICAN GENERAL LIFE INSURANCE COMPANY
AG LEGACY PLUS
SEPARATE ACCOUNT VL-R
                                                                                                 DIVISIONS
                                                                   ----------------------------------------------------------------
                                                                                                                          North
                                                                                                        Neuberger     American - AG
                                                                        MFS New                        Berman AMT     International
                                                                   Discovery Series     MFS Total       Partners         Equities
                                                                         (1)          Return Series   Portfolio (1)      Fund (1)
                                                                   ----------------   -------------   ------------    -------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
 Investment securities - at market                                 $         10,802   $      49,356   $     48,811    $      11,575
 Due from (to) American General Life Insurance Company                           (1)              1              1                7
                                                                   ----------------   -------------   ------------    -------------
  NET ASSETS                                                       $         10,801   $      49,357   $     48,812    $      11,582
                                                                   ================   =============   ============    =============
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Dividends from mutual funds                                       $              -   $         616   $          -    $         277

EXPENSES:
 Mortality and expense risk                                                      49            (224)          (124)            (224)
                                                                   ----------------   -------------   ------------    -------------
  NET INVESTMENT INCOME (LOSS)                                                   49             392           (124)              53
                                                                   ----------------   -------------   ------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                                          -             291           (605)            (795)
 Capital gain distributions from mutual funds                                   122             910              -            1,469
 Net unrealized appreciation (depreciation) of investments                      215          (1,474)         2,113           (2,892)
                                                                   ----------------   -------------   ------------    -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        337            (273)         1,508           (2,218)
                                                                   ----------------   -------------   ------------    -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $            386   $         119   $      1,384    $      (2,165)
                                                                   ================   =============   ============    =============
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
 Dividends from mutual funds                                       $              -   $           -   $          -    $           -

EXPENSES:
 Mortality and expense risk                                                       -             (22)             -                -
                                                                   ----------------   -------------   ------------    -------------
  NET INVESTMENT INCOME (LOSS)                                                    -             (22)             -                -
                                                                   ----------------   -------------   ------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                                          -               -              -                -
 Capital gain distributions from mutual funds                                     -               -              -                -
 Net unrealized appreciation (depreciation) of investments                        -             914              -                -
                                                                   ----------------   -------------   ------------    -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                          -             914              -                -
                                                                   ----------------   -------------   ------------    -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $              -   $         892   $          -    $           -
                                                                   ================   =============   ============    =============


(1) Since Inception March 2001
(2) Since Inception January 2001
(3) Since Inception October 2001
(4) Since Inception September 2001


   See accompanying notes.          VL-R-6

                                     DIVISIONS
--------------------------------------------------------------------------------------------

North American -     North American -     North American -     Oppenheimer      PIMCO Real
   AG MidCap             AG Money         AG Stock Index       High Income      Return Bond
   Index Fund           Market Fund          Fund (2)          Fund/VA (3)     Portfolio (4)
----------------     ----------------     ----------------     -----------     -------------


$         41,806     $        599,046     $         74,616     $    75,553     $     131,089
             (24)                  31                    2               2                (1)
----------------     ----------------     ----------------     -----------     -------------
$         41,782     $        599,077     $         74,618     $    75,555     $     131,088
================     ================     ================     ===========     =============





$            182     $          5,947     $            381     $         -     $         603

            (105)              (1,708)                (257)            (57)             (139)
----------------     ----------------     ----------------     -----------     -------------
              77                4,239                  124             (57)              464
----------------     ----------------     ----------------     -----------     -------------

          (2,555)                   -               (3,131)              6                (2)
           4,236                    -                2,779               -             1,292
            (721)                   -               (2,439)            915            (3,315)
----------------     ----------------     ----------------     -----------     -------------
             960                    -               (2,791)            921            (2,025)
----------------     ----------------     ----------------     -----------     -------------

$          1,037     $          4,239     $         (2,667)    $       864     $      (1,561)
================     ================     ================     ===========     =============



$             13     $            331     $              -     $         -     $           -

             (10)                 (26)                   -               -                 -
----------------     ----------------     ----------------     -----------     -------------
               3                  305                    -               -                 -
----------------     ----------------     ----------------     -----------     -------------



               -                    -                    -               -                 -
           1,087                    -                    -               -                 -
          (1,217)                   -                    -               -                 -
----------------     ----------------     ----------------     -----------     -------------
            (130)                   -                    -               -                 -
----------------     ----------------     ----------------     -----------     -------------

$           (127)    $            305     $              -     $         -     $           -
================     ================     ================     ===========     =============


                                    VL-R-7


AMERICAN GENERAL LIFE INSURANCE COMPANY
AG LEGACY PLUS
SEPARATE ACCOUNT VL-R


                                                                                                DIVISIONS
                                                                   --------------------------------------------------------------
                                                                                      Putnam VT        Putnam VT
                                                                                     Diversified       Small Cap     Putnam VT
                                                                    PIMCO Total        Income           Value         Vista
                                                                    Return Bond         Fund -           Fund -        Fund -
                                                                   Portfolio (1)     Class IB (2)     Class IB (3)   Class IB (4)
                                                                   --------------    ------------     -----------    ------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
 Investment securities - at market                                 $      116,038    $     48,379     $   107,598    $     49,692
 Due from American General Life Insurance Company                               6               2               5               8
                                                                   --------------    ------------     -----------    ------------
  NET ASSETS                                                       $      116,044    $     48,381     $   107,603    $     49,700
                                                                   ==============    ============     ===========    ============

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Dividends from mutual funds                                       $          495    $          -     $        60    $        952

EXPENSES:
 Mortality and expense risk                                                   (96)            (72)           (231)           (157)
                                                                   --------------    ------------     -----------    ------------
  NET INVESTMENT INCOME (LOSS)                                                399             (72)           (171)            795
                                                                   --------------    ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                                       (1)              1           1,318               -
 Capital gain distributions from mutual funds                               1,687               -               -               -
 Net unrealized appreciation (depreciation) of investments                 (2,333)            460          10,481            (746)
                                                                   --------------    ------------     -----------    ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (647)            461          11,799            (746)
                                                                   --------------    ------------     -----------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $         (248)   $        389     $    11,628    $         49
                                                                   ==============    ============     ===========    ============

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
 Dividends from mutual funds                                       $            -    $          -     $         -    $          -

EXPENSES:
 Mortality and expense risk                                                     -               -               -               -
                                                                   --------------    ------------     -----------    ------------
  NET INVESTMENT INCOME (LOSS)                                                  -               -               -               -
                                                                   --------------    ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                                        -               -               -               -
 Capital gain distributions from mutual funds                                   -               -               -               -
 Net unrealized appreciation (depreciation) of investments                      -               -               -               -
                                                                   --------------    ------------     -----------    ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        -               -               -               -
                                                                   --------------    ------------     -----------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $            -    $          -     $         -    $          -
                                                                   ==============    ============     ===========    ============

(1) Since inception September 2001
(2) Since Inception June 2001
(3) Since Inception March 2001
(4) Since Inception February 2001
(5) Since Inception November 2001


   See accompanying notes.          VL-R-8

                       DIVISIONS
---------------------------------------------------------------

                      Van Kampen LIT          Van Kampen LIT
Putnam VT             Emerging Growth           Government
Voyager Fund -      Portfolio - Class I     Portfolio - Class I
Class IB                  Shares                Shares (5)
--------------      -------------------     -------------------


$      160,106      $            76,262     $            37,945
             6                        -                       1
--------------      -------------------     -------------------
$      160,112      $            76,262     $            37,946
==============      ===================     ===================




$        4,804      $                62     $                 -
          (284)                    (458)                    (17)
--------------      -------------------     -------------------
         4,520                     (396)                    (17)
--------------      -------------------     -------------------


        (4,831)                  (9,897)                      -
             -                        -                       -
        (3,247)                  (2,828)                     82
--------------      -------------------     -------------------
        (8,078)                 (12,725)                     82
--------------      -------------------     -------------------

$       (3,558)     $           (13,121)    $                65
==============      ===================     ===================




$            -      $                 -     $                 -

            (7)                       7                       -
--------------      -------------------     -------------------
            (7)                       7                       -
--------------      -------------------     -------------------



             -                        -                       -
             -                        -                       -
          (613)                  (1,306)                      -
--------------      -------------------     -------------------
          (613)                  (1,306)                      -
--------------      -------------------     -------------------

$         (620)     $            (1,299)    $                 -
==============      ===================     ===================


                                    VL-R-9


AMERICAN GENERAL LIFE INSURANCE COMPANY
AG LEGACY PLUS
SEPARATE ACCOUNT VL-R


                                                                                              DIVISIONS
                                                                 -------------------------------------------------------------------
                                                                    AIM V.I.                       Fidelity VIP       Fidelity VIP
                                                                  International     American      Asset Manager        Contrafund
                                                                  Equity Fund -    Century VP   Portfolio-Service  Portfolio-Service
                                                                 Class I Shares    Value Fund      Class 2 (1)        Class 2 (2)
                                                                 ---------------   -----------  -----------------  -----------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                    $           (74) $       (324) $             (27) $            (90)
 Net realized gain (loss) on investments                                  (2,931)        2,834                  5               120
 Capital gain distributions from mutual funds                              1,947             -                  -                 -
 Net unrealized appreciation (depreciation) of investments                (4,414)       15,342                967             3,433
                                                                 ---------------   -----------  -----------------  ----------------
  Increase (decrease) in net assets resulting from operations             (5,472)       17,852                945             3,463
                                                                 ---------------   -----------  -----------------  ----------------
PRINCIPAL TRANSACTIONS:
 Premiums                                                                 11,425         7,954                  -               475
 Net transfers                                                            73,552       213,678             13,995            54,437
 Internal rollovers                                                        3,947         5,920                  -                 -
 Cost of insurance and other charges                                      (6,646)           99                (78)             (686)
 Policy Loans                                                              1,683             -                  -                 -
                                                                 ---------------   -----------  -----------------  ----------------
  Increase in net assets resulting from principal transactions            83,961       227,651             13,917            54,226
                                                                 ---------------   -----------  -----------------  ----------------
 TOTAL INCREASE IN NET ASSETS                                             78,489       245,503             14,862            57,689

NET ASSETS:
 Beginning of period                                                       2,155        10,985                  -                 -
                                                                 ---------------   -----------  -----------------  ----------------
 End of period                                                   $        80,644  $    256,488  $          14,862  $         57,689
                                                                 ===============   ===========  =================  ================
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                    $             4  $         (9) $               -  $              -
 Capital gain distributions from mutual funds                                144             -                  -                 -
 Net unrealized appreciation (depreciation) of investments                  (473)          596                  -                 -
                                                                 ---------------   -----------  -----------------  ----------------
  Increase (decrease) in net assets resulting from operations               (325)          587                  -                 -
                                                                 ---------------   -----------  -----------------  ----------------
PRINCIPAL TRANSACTIONS:
 Premiums                                                                      -             -                  -                 -
 Net transfers                                                             2,529        10,446                  -                 -
 Internal rollovers                                                            -             -                  -                 -
 Cost of insurance and other charges                                         (49)          (48)                 -                 -
                                                                 ---------------   -----------  -----------------  ----------------
  Increase in net assets resulting from principal transactions             2,480        10,398                  -                 -
                                                                 ---------------   -----------  -----------------  ----------------
 TOTAL INCREASE IN NET ASSETS                                              2,155        10,985                  -                 -

NET ASSETS:
 Beginning of period                                                           -             -                  -                 -
                                                                 ---------------   -----------  -----------------  ----------------
 End of period                                                   $         2,155  $     10,985  $               -  $              -
                                                                 ===============   ===========  =================  ================

(1) Since Inception October 2001
(2) Since Inception September 2001
(3) Since Inception July 2001
(4) Since Inception March 2001

   See accompanying notes.          VL-R-10

                                       DIVISIONS
-----------------------------------------------------------------------------------------------
   Fidelity VIP          Fidelity VIP                            Templeton
  Equity-Income       Growth Portfolio-    Franklin Small      International       MFS Emerging
Portfolio-Service     Service Class 2        Cap Fund -      Securities Fund -    Growth Series
   Class 2 (3)               (1)              Class 2             Class 2               (4)
-----------------     -----------------    --------------    -----------------    -------------


             (171)                 (102)             (168)   $             246    $        (595)
               (2)                    -            (1,459)              (2,319)          (1,110)
                -                     -                 -                2,303            1,162
            7,220                 4,463             1,071               (1,676)           4,541
-----------------     -----------------    --------------    -----------------    -------------
            7,047                 4,361              (556)              (1,446)           3,998
-----------------     -----------------    --------------    -----------------    -------------

              150                   140             1,410                  781            4,868
          145,049                73,490            30,456                5,264          361,814
                -                     -             3,158                    -                -
             (910)                 (477)             (685)                 (16)         (10,844)
                -                     -             1,122                1,122                -
-----------------     -----------------    --------------    -----------------    -------------
          144,289                73,153            35,461                7,151          355,838
-----------------     -----------------    --------------    -----------------    -------------
          151,336                77,514            34,905                5,705          359,836


                -                     -            11,092                2,533                -
-----------------     -----------------    --------------    -----------------    -------------
$         151,336     $          77,514    $       45,997    $           8,238    $     359,836
=================     =================    ==============    =================    =============






$               -     $               -     $          (7)   $              (6)   $           -
                -                     -                 -                    -                -
                -                     -               701                   60                -
-----------------     -----------------    --------------    -----------------    -------------
                -                     -               694                   54                -
-----------------     -----------------    --------------    -----------------    -------------


                -                     -                 -                    -                -
                -                     -            10,446                2,528                -
                -                     -                 -                    -                -
                -                     -               (48)                 (49)               -
-----------------     -----------------    --------------    -----------------    -------------
                -                     -            10,398                2,479                -
-----------------     -----------------    --------------    -----------------    -------------


                -                     -            11,092                2,533                -
                -                     -                 -                    -                -
-----------------     -----------------    --------------    -----------------    -------------
$               -     $               -    $       11,092    $           2,533    $           -
=================     =================    ==============    =================    =============


                                    VL-R-11


AMERICAN GENERAL LIFE INSURANCE COMPANY
AG LEGACY PLUS
SEPARATE ACCOUNT VL-R

                                                                                                DIVISIONS
                                                                   -----------------------------------------------------------------
                                                                                                                          North
                                                                                                                        American -
                                                                                                        Neuberger           AG
                                                                        MFS New                         Berman AMT     International
                                                                   Discovery Series      MFS Total       Partners         Equities
                                                                         (1)           Return Series   Portfolio (1)      Fund (1)
                                                                   ----------------    -------------   ------------    -------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                      $             49    $         392   $       (124)   $         53
 Net realized gain (loss) on investments                                          -              291           (605)           (795)
 Capital gain distributions from mutual funds                                   122              910              -           1,469
 Net unrealized appreciation (depreciation) of investments                      215           (1,474)         2,113          (2,892)
                                                                   ----------------    -------------   ------------    -------------
  Increase (decrease) in net assets resulting from operations                   386              119          1,384          (2,165)
                                                                   ----------------    -------------   ------------    -------------
PRINCIPAL TRANSACTIONS:
 Premiums                                                                       810            3,392            341             575
 Net transfers                                                                9,890           24,617         46,123           8,124
 Internal rollovers                                                               -            2,763              -           3,947
 Cost of insurance and other charges                                           (285)          (1,248)          (158)            (21)
 Policy Loans                                                                     -                -          1,122           1,122
                                                                   ----------------    -------------   ------------    -------------
  Increase in net assets resulting from principal transactions               10,415           29,524         47,428          13,747
                                                                   ----------------    -------------   ------------    -------------
 TOTAL INCREASE IN NET ASSETS                                                10,801           29,643         48,812          11,582

NET ASSETS:
 Beginning of period                                                              -           19,714              -               -
                                                                   ----------------    -------------   ------------    -------------
 End of period                                                     $         10,801    $      49,357   $     48,812    $      11,582
                                                                   ================    =============   ============    =============



STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                      $              -    $         (22)  $          -    $           -
 Capital gain distributions from mutual funds                                     -                -              -                -
 Net unrealized appreciation (depreciation) of investments                        -              914              -                -
                                                                   ----------------    -------------   ------------    -------------
  Increase (decrease) in net assets resulting from operations                     -              892              -                -
                                                                   ----------------    -------------   ------------    -------------

PRINCIPAL TRANSACTIONS:
 Premiums                                                                         -                -              -                -
 Net transfers                                                                    -           18,985              -                -
 Internal rollovers                                                               -                -              -                -
 Cost of insurance and other charges                                              -             (163)             -                -
                                                                   ----------------    -------------   ------------    -------------
  Increase in net assets resulting from principal transactions                    -           18,822              -                -
                                                                   ----------------    -------------   ------------    -------------
 TOTAL INCREASE IN NET ASSETS                                                     -           19,714              -                -

NET ASSETS:
 Beginning period                                                                 -                -              -                -
 End of period                                                     $              -    $      19,714   $          -    $           -
                                                                   ================    =============   ============    =============

(1) Since Inception March 2001
(2) Since Inception January 2001
(3) Since Inception October 2001
(4) Since Inception September 2001

   See accompanying notes.                                    VL-R-12

                                    DIVISIONS
---------------------------------------------------------------------------------------

North American -   North American -    North American -    Oppenheimer     PIMCO Real
   AG MidCap           AG Money         AG Stock Index     High Income     Return Bond
   Index Fund         Market Fund          Fund (2)        Fund/VA (3)    Portfolio (4)
----------------   -----------------   -----------------   ------------   -------------

$             77   $           4,239   $             124   $        (57)  $         464
          (2,555)  $               -              (3,131)             6              (2)
           4,236                   -               2,779              -           1,292
            (721)                  -              (2,439)           915          (3,315)
----------------   -----------------   -----------------   ------------   -------------
           1,037               4,239              (2,667)           864          (1,561)
----------------   -----------------   -----------------   ------------   -------------


           5,779           1,964,754               7,125          4,868             200
          27,599          (1,911,233)             58,928         70,868         133,199
           3,947             547,468               9,867              -               -
          (2,533)            (24,749)             (1,441)        (1,045)           (750)
           1,122             (11,190)              2,806              -               -
----------------   -----------------   -----------------   ------------   -------------
          35,914             565,050              77,285         74,691         132,649
----------------   -----------------   -----------------   ------------   -------------
          36,951             569,289              74,618         75,555         131,088


           4,831              29,788                   -              -               -
----------------   -----------------   -----------------   ------------   -------------
$         41,782   $         599,077   $          74,618   $     75,555   $     131,088
================   =================   =================   ============   =============







$              3   $             305   $               -   $          -   $           -
           1,087                   -                   -              -               -
          (1,217)                  -                   -              -               -
----------------   -----------------   -----------------   ------------   -------------
            (127)                305                   -              -               -
----------------   -----------------   -----------------   ------------   -------------



               -               8,992                   -              -               -
           5,057             (74,034)                  -              -               -
               -              95,204                   -              -               -
             (99)               (679)                  -              -               -
----------------   -----------------   -----------------   ------------   -------------
           4,958              29,483                   -              -               -
----------------   -----------------   -----------------   ------------   -------------
           4,831              29,788                   -              -               -

               -                   -                   -              -               -
----------------   -----------------   -----------------   ------------   -------------
$          4,831   $          29,788   $               -   $          -   $           -
=================  =================   ==================  =============  =============

                                    VL-R-13


AMERICAN GENERAL LIFE INSURANCE COMPANY
AG LEGACY PLUS
SEPARATE ACCOUNT VL-R

                                                                                              DIVISIONS
                                                                  -----------------------------------------------------------------
                                                                                  Putnam VT         Putnam VT          Putnam VT
                                                                   PIMCO Total     Diversified     Small Cap Value      Vista
                                                                   Return Bond    Income Fund -    Fund - Class IB       Fund -
                                                                  Portfolio (1)   Class IB (2)           (3)           Class IB (4)
                                                                  ------------    -------------    ---------------     ------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                     $        399    $         (72)   $          (171)    $        795
 Net realized gain (loss) on investments                                    (1)               1              1,318                -
 Capital gain distributions from mutual funds                            1,687                -                  -                -
 Net unrealized appreciation (depreciation) of investments              (2,333)             460             10,481             (746)
                                                                  ------------    -------------    ---------------     ------------
  Increase (decrease) in net assets resulting from operations             (248)             389             11,628               49
                                                                  ------------    -------------    ---------------     ------------
PRINCIPAL TRANSACTIONS:
 Premiums                                                                  100            3,245              1,285            1,960
 Net transfers                                                         116,853           44,886             96,389           47,826
 Internal rollovers                                                          -                -                  -                -
 Cost of insurance and other charges                                      (661)            (139)            (1,699)            (135)
 Policy Loans                                                                -                -                  -                -
                                                                  ------------    -------------    ---------------     ------------
  Increase in net assets resulting from principal transactions         116,292           47,992             95,975           49,651
                                                                  ------------    -------------    ---------------     ------------
 TOTAL INCREASE IN NET ASSETS                                          116,044           48,381            107,603           49,700

NET ASSETS:
 Beginning of period                                                         -                -                  -                -
                                                                  ------------    -------------    ---------------     ------------
 End of period                                                    $    116,044    $      48,381    $       107,603     $     49,700
                                                                  ============    =============    ===============     ============



STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                     $          -    $           -    $             -     $          -
 Capital gain distributions from mutual funds                                -                -                  -                -
 Net unrealized appreciation (depreciation) of investments                   -                -                  -                -
                                                                  ------------    -------------    ---------------     ------------
  Decrease in net assets resulting from operations                           -                -                  -                -
                                                                  ------------    -------------    ---------------     ------------

PRINCIPAL TRANSACTIONS:
 Premiums                                                                    -                -                  -                -
 Net transfers                                                               -                -                  -                -
 Internal rollovers                                                          -                -                  -                -
 Cost of insurance and other charges                                         -                -                  -                -
  Increase in net assets resulting from principal transactions               -                -                  -                -
                                                                  ------------    -------------    ---------------     ------------
 TOTAL INCREASE IN NET ASSETS                                                -                -                  -                -
                                                                  ------------    -------------    ---------------     ------------

NET ASSETS:
                                                                             -               -                   -                -
                                                                             -               -                   -                -
                                                                  ------------    -------------    ---------------     ------------
 End of period                                                    $          -    $           -    $             -     $          -
                                                                  ============    =============    ===============     ============

(1) Since inception September 2001
(2) Since Inception June 2001
(3) Since Inception March 2001
(4) Since Inception February 2001
(5) Since Inception November 2001

   See accompanying notes.          VL-R-14

                      DIVISIONS
-----------------------------------------------------------
                     Van Kampen LIT        Van Kampen LIT
   Putnam VT            Emerging             Government
Voyager Fund -      Growth Portfolio      Portfolio - Class
   Class IB          Class I Shares         I Shares (5)
--------------      ----------------      -----------------


$        4,520      $           (396)     $             (17)
        (4,831)               (9,897)                     -
             -                     -                      -
        (3,247)               (2,828)                    82
--------------      ----------------      -----------------
        (3,558)              (13,121)                    65
--------------      ----------------      -----------------


         8,469                11,742                  1,623
       140,256                78,135                 35,803
             -                 3,947                      -
        (4,379)               (8,101)                   455
         1,122                     -                      -
--------------      ----------------      -----------------
       145,468                85,723                 37,881
--------------      ----------------      -----------------
       141,910                72,602                 37,946


        18,202                 3,660                      -
--------------      ----------------      -----------------
$      160,112      $         76,262      $          37,946
==============      ================      =================





$           (7)     $              7      $               -
             -                     -                      -
          (613)               (1,306)                     -
--------------      ----------------      -----------------
          (620)               (1,299)                     -
--------------      ----------------      -----------------


             -                     -                      -
        18,985                 5,058                      -
             -                     -                      -
          (163)                  (99)                     -
--------------      ----------------      -----------------
        18,822                 4,959                      -
--------------      ----------------      -----------------
        18,202                 3,660                      -


             -                     -                      -
--------------      ----------------      -----------------
$       18,202      $          3,660      $               -
==============      ================      =================

                                    VL-R-15

NOTES TO FINANCIAL STATEMENTS
AG LEGACY PLUS DIVISIONS
SEPARATE ACCOUNT VL-R

Note A - Organization

  The AG Legacy Plus Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the "Separate Account") received their first deposits in September 2000. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and consists of sixty-five investment divisions at December 31, 2001.

  The twenty-five Divisions, as of December 31, 2001, available to AG Legacy Plus Variable Life Insurance policy owners invest in independently managed mutual fund portfolios ("Funds"), and are as follows:

AIM VARIABLE INSURANCE FUNDS - CLASS I SHARES ("V.I."):
  AIM V.I. International Equity Fund (1)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("VP"):
  VP Value Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP"):
  VIP Asset Manager Portfolio - Service Class 2 (2)
  VIP Contrafund Portfolio - Service Class 2 (2)
  VIP Equity-Income Portfolio - Service Class 2 (2)
  VIP Growth Portfolio - Service Class 2 (2)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
  Franklin Small Cap Fund - Class 2
  Templeton International Securities Fund - Class 2 (3)

MFS VARIABLE INSURANCE TRUST:
  MFS Emerging Growth Series
  MFS New Discovery Series
  MFS Total Return Series

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST("AMT"):
  Partners Portfolio

NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
(A RELATED PARTY): (4)
  North American - AG International Equities Fund
  North American - AG MidCap Index Fund (4)
  North American - AG Money Market Fund (4)
  North American - AG Stock Index Fund

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
  Oppenheimer High Income Fund/VA

PIMCO VARIABLE INSURANCE TRUST ADMINISTRATIVE CLASS:
  PIMCO Real Return Bond Portfolio (5)
  PIMCO Total Return Bond Portfolio (5)

PUTNAM VARIABLE TRUST ("VT"):
  Putnam VT Diversified Income Fund - Class IB
  Putnam VT Small Cap Value Fund - Class IB
  Putnam VT Vista Fund - Class IB
  Putnam VT Voyager Fund - Class IB

VAN KAMPEN LIFE INVESTMENT TRUST - CLASS I SHARES ("LIT"):
  Emerging Growth Portfolio
  Government Portfolio

(1) Effective May 1, 2002, AIM V.I. International Equity Fund will change its name to AIM V.I. International Growth Fund.
(2) Effective May 1, 2001, these Fidelity Variable Insurance Products Funds were added to the existing Divisions.
(3) Effective May 1, 2002, Templeton International Securities Fund - Class 2 will change its name to Templeton Foreign Securities Fund - Class 2.
(4) Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund.
(5) Effective May 1, 2001, these PIMCO Variable Insurance Trust Administrative Class funds were added to the existing Divisions. Effective May 1, 2002, PIMCO Real Return Bond Portfolio and PIMCO Total Return Bond Portfolio will change its name to PIMCO Real Return Portfolio and PIMCO Total Return Portfolio, respectively.

  Net premiums from the policies are allocated to the Divisions and invested in portfolios and funds, in accordance with policy owners' instructions, and are recorded as principal transactions in the Statement of Changes in Net Assets. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio or fund. There is no assurance that the investment objectives of any of the Divisions will be met. Policy owners bear the complete risk of premium payments allocated to a Division.


                                    VL-R-16

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below.

  SECURITY VALUATION - The investments in shares of the Funds are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost, for financial reporting and federal income tax purposes.

  POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Divisions, and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4.00%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policy owner's selected investment Divisions.

CONTRACT CHARGES

  SEPARATE ACCOUNT AND OTHER CHARGES. Currently, daily charges at an annual rate of 0.75% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

  For each policy, a reduction in the current daily charge by 0.25% will occur after policy year 10, and a further reduction of 0.25% will occur after policy year 20. Because the policies were first offered in 2000, this decrease has not yet occurred for any outstanding policy.

  The Funds pay their respective investment advisers a monthly fee based on the fund's average net asset value.

  Other charges paid to the Company include deductions for the monthly cost of insurance and transaction fees for partial surrenders.

  Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

  The fee for each partial surrender you make will be the lesser of 2% of the amount withdrawn or $10 to cover administrative services.

  USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

NOTE C - FEDERAL INCOME TAXES

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.


                                    VL-R-17

SEPARATE ACCOUNT VL-R - AG LEGACY PLUS DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from the sales of investments were:


                   Divisions                                                        Purchases            Sales
------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund - Class I Shares                                 $   92,299          $    6,514
American Century VP Value Fund                                                         249,517              22,254
Fidelity VIP Asset Manager Portfolio - Service Class 2                                  13,966                  77
Fidelity VIP Contrafund Portfolio - Service Class 2                                     56,091               1,959
Fidelity VIP Equity Income Portfolio - Service Class 2                                 144,177                  65
Fidelity VIP Growth Portfolio - Service Class 2                                         73,049                   -
Franklin Small Cap Fund - Class 2                                                       38,865               3,628
Templeton International Securities Fund - Class 2                                       15,638               6,004
MFS Emerging Growth Series                                                             361,448               5,058
MFS New Discovery Series                                                                10,587                   -
MFS Total Return Series                                                                 35,864               5,143
Neuberger Berman AMT Partners Portfolio                                                 50,999               3,696
North American - AG International Equities Fund                                         18,688               3,429
North American - AG MidCap Index Fund                                                   50,176              10,034
North American - AG Money Market Fund                                                2,052,873           1,483,595
North American - AG Stock Index Fund                                                    90,451              10,265
Oppenheimer High Income Fund/VA                                                         74,731                  98
PIMCO Real Return Bond Portfolio                                                       134,445                  40
PIMCO Total Return Bond Portfolio                                                      118,414                  42
Putnam VT Diversified Income Fund - Class IB                                            47,981                  62
Putnam VT Small Cap Value Fund - Class IB                                              107,110              11,311
Putnam VT Vista Fund - Class IB                                                         50,439                   -
Putnam VT Voyager Fund - Class IB                                                      156,838               6,962
Van Kampen LIT Emerging Gowth Portfolio - Class I Shares                               120,472              35,235
Van Kampen LIT Government Portfolio - Class I Shares                                    37,895                  31
                                                                                    ----------          ----------
Total                                                                               $4,203,013          $1,615,502
                                                                                    ==========          ==========


                                    VL-R-18

NOTE E - INVESTMENTS

  The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2001.


                                                                          Net        Value of         Cost of         Unrealized
                                                                         Asset      Shares at       Shares Held     Appreciation/
                      Divisions                             Shares       Value        Market                        (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
    AIM V.I. International Equity Fund                    5,408.870     $ 14.91     $  80,646        $  85,533        $  (4,887)

American Century Variable Portfolios, Inc.:
    American Century VP Value Fund                       34,473.186        7.44       256,481          240,543           15,938

Fidelity Variable Insurance Products Fund:
    Fidelity VIP Asset Manager Portfolio - Service
      Class 2                                             1,034.924       14.36        14,862           13,894              968
    Fidelity VIP Contrafund Portfolio - Service
      Class 2                                             2,884.297       20.00        57,686           54,253            3,433
    Fidelity VIP Equity IncomePortfolio - Service
      Class 2                                             6,699.030       22.59       151,331          144,111            7,220
    Fidelity VIP Growth Portfolio - Service Class 2       2,324.888       33.34        77,512           73,049            4,463
                                                                                    ---------        ---------        ---------
                                                                                      301,391          285,307           16,084

Franklin Templeton Variable Insurance Products Trust:
    Franklin Small Cap Fund - Class 2                     2,576.781       17.85        45,996           44,223            1,773
    Templeton International Securities Fund - Class 2       700.849       11.74         8,228            9,844           (1,616)
                                                                                    ---------        ---------        ---------
                                                                                       54,224           54,067              157

MFS Variable Insurance Trust:
    MFS Emerging Growth Series                           20,012.246       17.98       359,820          355,280            4,540
    MFS New Discovery Series                                707.373       15.27        10,802           10,587              215
    MFS Total Return Series                               2,652.547       18.61        49,364           49,924             (560)
                                                                                    ---------        ---------        ---------
                                                                                      419,986          415,791            4,195

Neuberger Berman Advisers Management Trust
    Neuberger Berman AMT Partners Portfolio               3,232.496       15.10        48,811           46,698            2,113


North American Funds Variable Product Series I
    International Equities Fund                           1,767.109        6.55        11,575           14,466           (2,891)
    MidCap Index Fund                                     2,412.363       17.33        41,806           43,744           (1,938)
    Money Market Fund                                   599,046.250        1.00       599,046          599,046                -
    Stock Index Fund                                      2,301.535       32.42        74,616           77,055           (2,439)
                                                                                    ---------        ---------        ---------
                                                                                      727,043          734,311           (7,268)

Oppenheimer Variable Account Funds:
    Oppenheimer High Income Fund/VA                       8,846.997        8.54        75,553           74,639              914


PIMCO Variable Insurance Trust Administrative Class
    PIMCO Real Return Bond Portfolio                     12,413.733       10.56       131,089          134,404           (3,315)
    PIMCO Total Return Bond Portfolio                    11,732.825        9.89       116,038          118,371           (2,333)
                                                                                    ---------        ---------        ---------
                                                                                      247,127          252,775           (5,648)


                                    VL-R-19

SEPARATE ACCOUNT VL-R - AG LEGACY PLUS DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE E - INVESTMENTS - CONTINUED

                                                                           Net        Value of                       Unrealized
                                                                          Asset      Shares at       Cost of       Appreciation/
                       Divisions                            Shares        Value        Market      Shares Held     (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust:
   Putnam VT Diversified Income Fund  - Class IB            5,529.078     $  8.75    $    48,379     $    47,920    $        459
   Putnam VT Small Cap Value Fund  - Class IB               7,158.898       15.03        107,598          97,117          10,481
   Putnam VT Vista  Fund  - Class IB                        4,382.048       11.34         49,692          50,439            (747)
   Putnam VT Voyager Fund - Class IB                        5,605.941       28.56        160,106         163,966          (3,860)
                                                                                     -----------     -----------    ------------
                                                                                         365,775          359,44           6,333

Van Kampen Life Investment Trust:
   Van Kampen LIT Emerging Growth Portfolio -
     Class I Shares                                         2,689.079       28.36         76,262          80,397          (4,135)
   Van Kampen LIT Government  Portfolio -
     Class I Shares                                         4,041.028        9.39         37,945          37,863              82
                                                                                     -----------     -----------    ------------
                                                                                         114,207         118,260          (4,053)
Total                                                                                $ 2,691,244     $ 2,667,366    $     23,878
                                                                                     ===========     ============   ============


                                    VL-R-20

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                                DIVISIONS
                                      ----------------------------------------------------------------------------------------------
                                                                                                        Fidelity
                                                                        Fidelity VIP     Fidelity VIP  VIP Equity-    Fidelity VIP
                                        AIM V.I.                        Asset Manager     Contrafund    Income           Growth
                                      International                      Portfolio-       Portfolio-    Portfolio-      Portfolio-
                                      Equity Fund-    American Century    Service          Service      Service          Service
                                      Class I Shares   VP Value Fund      Class 2          Class 2       Class 2         Class 2
Outstanding at beginning of period         268.475        920.500                  -               -              -               -
Premiums                                 2,407.868      1,135.681                  -          52.187         16.379          16.058
Transfers between funds                 10,634.768     17,357.575          1,538.279       6,064.029     16,168.703       8,928.182
Cost of insurance and administration
 charges                                  (323.967)      (218.599)            (8.220)        (45.753)       (99.998)        (50.916)
Policy Loans                               250.389              -                  -               -              -               -
                                        ----------     ----------         ----------       ---------     ----------      ----------
Outstanding at end of period            13,237.533     19,195.157          1,530.059       6,070.463     16,085.084       8,893.324
                                        ==========     ==========         ==========       =========     ==========      ==========
                                                        Templeton                                                        Neuberger
                                      Franklin Small  International                       MFS New        MFS Total       Berman AMT
                                        Cap Fund-       Securities      MFS Emerging     Discovery        Return          Partners
                                         Class 2        Fund-Class 2    Growth Series      Series         Series          Portfolio
Outstanding at beginning of period       1,419.581        265.639                  -               -      1,788.471               -
Premiums                                   779.303         86.437            919.619         111.084        571.719          35.680
Transfers between funds                  4,757.017        576.012         67,981.764       1,243.616      2,255.297       5,002.705
Cost of insurance and administration
 charges                                  (133.601)       (24.493)        (1,322.920)        (40.726)      (114.336)        (30.626)
Policy Loans                               176.015        132.586                  -               -              -         124.561
                                        ----------     ----------         ----------       ---------     ----------      ----------
Outstanding at end of period             6,998.315      1,036.181         67,578.463       1,313.974      4,501.151       5,132.320
                                        ==========     ==========         ==========       =========     ==========      ==========
                                          North          North              North           North       Oppenheimer
                                       American-AG     American-AG        American-AG    American-AG       High        PIMCO Real
                                      International     Mid Cap          Money Market    Stock Index      Income       Return Bond
                                       Equity Fund     Index Fund            Fund            Fund         Fund/VA       Portfolio
Outstanding at beginning of period               -        481.630          2,926.105               -              -               -
Premiums                                   605.043      1,057.630        241,381.406       2,211.127        504.256          19.387
Transfers between funds                    980.832      2,857.704       (183,575.899)      7,265.896      7,335.085      12,836.492
Cost of insurance and administration
 charges                                   (22.664)      (285.274)        (2,456.509)       (231.891)       (56.577)        (72.163)
Policy Loans                               147.193        125.040         (1,090.199)        360.695              -               -
                                        ----------     ----------         ----------       ---------     ----------     -----------
Outstanding at end of period             1,710.404      4,236.730         57,184.904       9,605.827      7,782.764      12,783.716
                                        ==========     ==========         ==========       =========     ==========     ===========

                                                                                                                        Van Kampen
                                                                                                                       LIT Emerging
                                                        Putnam VT         Putnam VT                                        Growth
                                      PIMCO Total      Diversified        Small Cap        Putnam VT    Putnam VT        Portfolio-
                                      Return Bond        Income          Value Fund-      Vista Fund-     Voyager          Class I
                                       Portfolio      Fund-Class IB       Class IB         Class IB     Fund-Class IB       Shares
Outstanding at beginning of period             -                -                  -               -      2,295.234         471.301
Premiums                                   9.492          321.454            106.832         387.024      1,361.651       2,776.163
Transfers between funds               11,026.765        4,518.557          8,185.565       9,249.374     22,730.221      12,002.555
Cost of insurance and administration
 charges                                 (62.579)         (51.973)           (93.955)        (62.658)      (344.053)       (805.645)
Policy Loans                                   -                -                  -               -        175.239               -
                                      ----------       ----------         ----------       ---------     ----------     -----------
Outstanding at end of period          10,973.678        4,788.038          8,198.442       9,573.740     26,218.292      14,444.374
                                      ==========       ==========         ==========       =========     ==========     ===========

                                     Van Kampen LIT
                                       Government
                                       Portfolio-
                                        Class I
                                        Shares

Outstanding at beginning of period             -
Premiums                                 143.612
Transfers between funds                3,212.894
Cost of insurance and administration
 charges                                 (15.102)
Policy Loans                                   -
                                       ---------
Outstanding at end of period           3,341.404
                                       =========

                                    VL-R-21

SEPARATE ACCOUNT VL-R - AG LEGACY PLUS DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE G - PER UNIT DATA

A summary of unit values and units outstanding for policies' variable accounts and the expense ratios, excluding expenses of the the underlying Divisions, for the year ended December 31, 2001, are as follows:

                                                                                                   Investment
                                                                                                     Income     Expemse     Total
                  Divisions                      Units          Unit Value         Net Assets         Ratio      Ratio      Return
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - Class I Shares:
     AIM V.I. International Equity Fund            13,237.533    $ 6.092130        $   80,644         0.60%       0.75%     -24.11%

American Century Variable Portfolios, Inc.:
     American Century VP Value Fund                19,195.157     13.362105           256,488         0.11%       0.75%      11.97%

Fidelity Variable Insurance Products Fund:
     Fidelity VIP  Asset Manager Portfolio -
      Service Class 2 (1)                           1,530.059      9.713209            14,862         0.00%       0.75%       7.29%
     Fidelity VIP Contrafund Portfolio -
      Service Class 2 (2)                           6,070.463      9.503272            57,689         0.00%       0.75%       7.01%
     Fidelity VIP  Equity Income Portfolio -
      Service Class 2 (3)                          16,085.084      9.408483           151,336         0.00%       0.75%      -2.82%
     Fidelity VIP Growth Portfolio - Service
      Class 2 (1)                                   8,893.324      8.715939            77,514         0.00%       0.75%      15.79%

Franklin Templeton Variable Insurance Products Trust
     Franklin Small Cap Fund - Class 2              6,998.315      6.572529            45,997         0.33%       0.75%     -15.89%
     Templeton International Securities Fund -
      Class 2                                       1,036.181      7.950508             8,238         5.44%       0.75%     -16.63%

MFS Variable Insurance Trust:
     MFS Emerging Growth Series (4)                67,578.463      5.324602           359,828         0.00%       0.75%      -6.20%
     MFS New Discovery Series (4)                   1,313.974      8.220072            10,801         0.00%       0.75%       1.95%
     MFS Total Return Series                        4,501.151     10.967281            49,365         1.78%       0.75%      -0.51%

Neuberger Berman Advisers Management Trust
     Neuberger Berman AMT Partners Portfolio (4)    5,132.320      9.510632            48,812         0.00%       0.75%       3.17%

North American Funds Variable Product Series I
     North American - AG International Equities
      Fund (4)                                      1,710.404      6.770081            11,582         3.61%       0.75%      -8.95%
     North American - AG MidCap Index Fund          4,236.730      9.861908            41,782         0.78%       0.75%      -1.68%
     North American - AG Money Market Fund         57,184.904     10.476136           599,077         1.89%       0.75%       2.91%
     North American - AG Stock Index Fund (5)       9,605.827      7.768014            74,618         0.99%       0.75%     -13.25%

Oppenheimer Variable Account Funds:
     Oppenheimer High Income Fund/VA (1)            7,782.764      9.707981            75,555         0.00%       0.75%       6.15%

PIMCO Variable Insurance Trust Administrative Class
     PIMCO Real Return Bond Portfolio (2)          12,783.716     10.254261           131,088         0.86%       0.75%      -2.03%
     PIMCO Total Return Bond Portfolio (2)         10,973.678     10.574721           116,044         0.84%       0.75%       0.45%

Putnam Variable Trust:
     Putnam VT Diversified Income Fund - Class
      IB Shares (6)                                 4,788.038     10.104560            48,381         0.00%       0.75%       1.10%
     Putnam VT Small Cap Value Fund - Class IB
      Shares (4)                                    8,198.442     13.124826           107,603         0.11%       0.75%      12.25%
     Putnam VT Vista Fund - Class IB Shares
      (7)                                           9,573.740      5.191377            49,700         3.48%       0.75%     -25.32%
     Putnam VT Voyager Fund - Class IB Shares      26,218.292      6.106873           160,112         5.39%       0.75%     -22.99%

Van Kampen Life Investment Trust:
     Van Kampen LIT Emerging Growth Portfolio -
     Class I Shares                                14,444.374      5.279702            76,262         0.16%       0.75%     -32.01%
     Van Kampen LIT Government  Portfolio -
     Class I Shares (8)                             3,341.404     11.356303            37,946         0.00%       0.75%      -0.61%

Total                                                                              $2,691,324
                                                                                   ----------

(1) Since inception October 2001
(2) Since inception September 2001
(3) Since inception July 2001
(4) Since inception March 2001
(5) Since inception January 2001
(6) Since inception June 2001
(7) Since inception February 2001
(8) Since inception November 2001

                                    VL-R-22

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

                           INDEX OF WORDS AND PHRASES

     This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                                                       PAGE TO
                                                                     SEE IN THIS
DEFINED TERM                                                          PROSPECTUS
------------                                                         -----------
accumulation value.................................................        6
AGL................................................................        1
AGLC...............................................................       48
AG Legacy Plus.....................................................        1
amount at risk.....................................................        7
automatic rebalancing..............................................        6
basis..............................................................       30
beneficiary........................................................       36
cash surrender value...............................................       16
close of business..................................................       37
Code...............................................................       29
cost of insurance rates............................................       37
daily charge.......................................................        7
date of issue......................................................       38
death benefit......................................................       12
dollar cost averaging..............................................        5
full surrender.....................................................       16
Fund...............................................................        2
investment option..................................................        1
lapse..............................................................       14
loan, loan interest................................................       14
maturity, maturity date............................................       17
modified endowment contract........................................       29
monthly deduction day..............................................       38
monthly insurance charge...........................................        7
Mutual Fund........................................................        2
option 1, 2........................................................       12
partial surrender..................................................       16
payment option.....................................................       18
planned periodic premium...........................................       14
Policy.............................................................        1
Policy loan........................................................       16
Policy month, year.................................................       38

                                                                       PAGE TO
                                                                     SEE IN THIS
DEFINED TERM                                                          PROSPECTUS
------------                                                         -----------
preferred loan interest............................................       17
premium payments...................................................        5
premiums...........................................................        5
prospectus.........................................................        1
reinstate, reinstatement...........................................       14
SEC................................................................        2
separate account...................................................        1
Separate Account VL-R..............................................       28
seven-pay test.....................................................       29
specified amount...................................................        7
surrender..........................................................       16
telephone transactions.............................................       21
transfers..........................................................       14
valuation date, period.............................................       37

     We have filed a registration statement relating to Separate Account VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

     You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

[AMERICAN GENERAL LOGO]

                                                                  PRIVACY NOTICE

AIG/American General understands that your privacy is               .  We maintain physical, electronic and procedural safeguards
important. You have received this notice in accordance with            designed to protect nonpublic personal information.
applicable state and federal laws and because you are a current
or potential customer of one of our companies. This notice will     .  We do not share nonpublic personal information about you
help you understand what types of nonpublic personal                   except as permitted by law.
information we may collect, how we use it and what we do to
protect your privacy.                                               .  We may disclose all types of nonpublic personal information that we collect, including information regarding your
 .  Our employees, representatives, agents and selected third          transactions or experiences with us, when needed, to:
    parties may collect nonpublic information about you,
    including:                                                         (i)   affiliated AIG/American General companies, including
                                                                             the American International Group family of companies,
    -   Information provided to us, such as on applications or               agents, employees, representatives and other third
        other forms                                                          parties as permitted by law; or

    -   Information about transactions with us, our affiliates         (ii)  other financial institutions with whom we have joint
        or third parties                                                     marketing agreements.

    -   Information from others, such as credit reporting           .  Examples of the types of companies and individuals to whom
        agencies, employers, and federal and state agencies            we may disclose nonpublic personal information include
                                                                       banks, attorneys, trustees, third-party administrators,
 .  The types of nonpublic personal information that we                insurance agents, insurance companies, insurance support
    collect vary according to the products provided and may            organizations, credit reporting agencies, registered
    include your name, address, Social Security number, account        broker-dealers, auditors, regulators and reinsurers.
    balances, income, assets, insurance premiums, coverage and
    beneficiaries, credit reports, marital status and payment       .  Unless authorized by you or by applicable law, we do not
    history. We also may collect nonpublic personal health             share your personally identifiable health information.
    information, such as medical reports, to underwrite
    insurance policies, administer claims or perform other          .  Our privacy policy applies, to the extent required by law,
    insurance or related functions.                                    to our agents and representatives when they are acting on
                                                                       behalf of AIG/American General.
 .  We restrict access to nonpublic personal information to
    those employees, agents, representatives or third parties       .  You will receive appropriate notice if our privacy policy
    who provide products or services to you and who have been          changes.
    trained to handle nonpublic personal information in
    conformity with this notice.                                    .  Our privacy policy applies to current and former customers.

 . We have policies and procedures that give directions to our employees, and to the agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

                          THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO
                                  NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE.

NEW MEXICO AND VERMONT RESIDENTS ONLY:                              Your authorization must be in writing. If you wish to authorize
Following the law of your state, we will not disclose nonpublic     us to disclose your nonpublic personal financial information to
personal financial information about you to nonaffiliated third     nonaffiliated third parties, you may write to us at: American
parties (other than as permitted by law) unless you authorize       General Service Center, P.O. Box 4373, Houston, Texas 77210-
us to make that disclosure.                                         4373.

                                            THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

PART II

(OTHER INFORMATION)


UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     American General Life Insurance Company's Bylaws provide in Article VII,
Section 1 for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     The facing sheet.
     Cross-Reference Table.
     Prospectus, consisting of 51 pages of text, plus 22 financial pages of Separate Account VL-R, plus 46 financial pages of American General Life Insurance Company.
     The undertaking to file reports.
     The Rule 484 undertaking.
     Representation pursuant to Section 26(e)(2)(A).
     The signatures.
     Written Consents of the following persons:

          Independent Auditors

The following exhibits:

1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

     (1)(a) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

     (1)(b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

     (2)       Not applicable.

     (3)(a) Form of Distribution Agreement between American General Life Insurance Company and American General Distributors, Inc. (16)

     (3)(b)    Form of Selling Group Agreement.  (16)

     (3)(c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this amended Registration Statement).

     (4)       Not applicable.

     (5) Specimen form of the "Key Legacy Plus" Variable Universal Life Insurance Policy (Policy Form No. 99616). (11)

     (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                 (2)

     (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

     (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

     (7)         Not applicable.

     (8)(a)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (8)(a)(ii) Form of Amendment Three to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated dated as of February 1, 2000. (12)

     (8)(a)(iii) Form of Amendment Four to Participation Agreement by and among
                 AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (16)

     (8)(b)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

     (8)(b)(ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

     (8)(b)(iii) Form of Amendment Two to Participation Agreement by and between
                 The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

     (8)(b)(iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

     (8)(c)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

     (8)(c)(ii) Form of Amendment Four to Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company dated as of May 1, 2000. (15)

     (8)(c)(iii) Form of Amendment Five to Participation Agreement by and among
                 MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (17)

     (8)(d)(i) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

     (8)(d)(ii) Form of Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American General Life Insurance Company. (12)

     (8)(e)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. dated as of January 24, 1997. (9)

     (8)(e)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. dated as of June 30, 1997. (8)

     (8)(e)(iii) Form of Amendment Five to Amended and Restated Participation
                 Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management Inc. and Van Kampen Funds Inc. (12)

     (8)(e)(iv) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc., American General Life Insurance Company and American General Securities Incorporated. (16)

     (8)(f) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (12)

     (8)(g)(i) Form of Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (15)

     (8)(g)(ii) Form of Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and American General Life Insurance Company.
                 (19)

     (8)(h) Form of Participation Agreement by and between American General Life Insurance Company, American General Securities Incorporated, The Victory Variable Insurance Funds and BISYS Fund Services Limited Partnership. (13)

     (8)(i) Form of Shareholders Service Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (13)

     (8)(j)(i) Sales Agreement by and between American General Life Insurance Company and Neuberger & Berman Advisers Management Trust, and Neuberger & Berman Management Incorporated. (13)

     (8)(j)(ii) Form of Assignment and Modification Agreement by and between Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, and American General Life Insurance Company.
                 (13)

     (8)(k) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

     (8)(l) Form of Administrative Services Agreement between American General Life Insurance Company and Van Kampen Asset Management Inc. (14)

     (8)(m) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

     (8)(n) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

     (8)(o) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (12)

     (8)(p) Form of Administrative Services Agreement by and between American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (18)

     (8)(q) Form of Administrative Services Agreement between Neuberger & Berman Management Inc. and American General Life Insurance Company. (13)

     (8)(r) Form of Administrative Services Agreement between Key Asset Management, Inc. and American General Life Insurance Company.
                 (13)

     (8)(s)(i) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (17)

     (8)(s)(ii) Form of PIMCO Variable Insurance Trust Series Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (17)

     (8)(s)(iii) Form of Services Agreement by and between American General Life
                 Insurance Company and Pacific Investment Management, LLC.  (17)

     (8)(t)(i) Form of Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (17)

     (8)(t)(ii) Form of Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (17)

     (8)(t)(iii) Form of Service Contract by and between Fidelity Distributors
                 Corporation and American General Life Insurance Company.  (17)

     (8)(t)(iv) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (17)

     (9)         Not applicable.

     (10)(a) Form of amended Life Insurance Application - Part A, Form No. AGLC0336-2001. (Filed herewith)

     (10)(b) Form of amended Life Insurance Application - Part B, Form No. AGLC0337-2001. (Filed herewith)

     (10)(c)     Medical Exam Form Life Insurance Application.  (11)

     (10)(d)     Single Insured Simplified Life Insurance Application.  (12)

     (10)(e) Specimen Form of amended Variable Universal Life Insurance Supplemental Application. (Filed herewith)

     (10)(f)     Form of amended Service Request Form.  (Filed herewith)

     (10)(g) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.
                 (19)

     (11) Not applicable. Rule 17j(1)(c)(i) of the Investment Company Act of 1940 specifically exempts the Separate Account from adopting a code of ethics.

     Other Exhibits

     2(a) Opinion and Consent of Pauletta P. Cohn, Deputy General Counsel of American General Life Companies. (13)

     2(b) Opinion and Consent of American General Life Insurance Company's actuary. (13)

     3           Not applicable.

     4           Not applicable.

     6           Consent of Independent Auditors.  (Filed herewith)

     7           Powers of Attorney.  (Filed herewith on Signature Pages)

     27          Financial Data Schedule.  Not applicable.

-------------------------------------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account VL-R filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on October 29, 1999.

(12) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(17) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(19) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed April 10, 2001.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 22nd day of April, 2002.


                              AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VL-R
                              (Registrant)

                         BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (On behalf of the Registrant and itself)



                         BY:  /s/ ROBERT F. HERBERT, JR.
                              --------------------------
                              Robert F. Herbert, Jr.
                              Senior Vice President, Treasurer and
                                Controller


[SEAL]



ATTEST:  /s/ LAUREN W. JONES
         -------------------
          Lauren W. Jones
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                  Date
---------                           -----                  ----

/s/ RODNEY O. MARTIN, JR.    Director and Chairman      April 22, 2002
--------------------------
Rodney O. Martin, Jr.



/s/ ROYCE G. IMHOFF, II      Director and President     April 22, 2002
--------------------------
Royce G. Imhoff, II



/s/ DAVID L. HERZOG          Director and Chief         April 22, 2002
--------------------------   Financial Officer
David L. Herzog



/s/ DAVID J. DIETZ           Director                   April 22, 2002
--------------------------
David J. Dietz



/s/ ROBERT F. HERBERT, JR.   Director                   April 22, 2002
--------------------------
Robert F. Herbert, Jr.



/s/ GARY D. REDDICK          Director                   April 22, 2002
--------------------------
Gary D. Reddick



/s/ R. KENDALL NOTTINGHAM    Director                   April 22, 2002
--------------------------
R. Kendall Nottingham



/s/ NICHOLAS A. O'KULICH     Director                   April 22, 2002
--------------------------
Nicholas A. O'Kulich

EXHIBIT INDEX
-------------

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

     (10)(a) Form of amended Insured Life Insurance Application - Part A, Form No. AGLC0336-2001.

     (10)(b) Form of amended Insured Life Insurance Application - Part B, Form No. AGLC0337-2001.

     (10)(e) Specimen Form of amended Variable Universal Life Insurance Supplemental Application.

     (10)(f)   Form of amended Service Request Form.


     Other Exhibits

     6    Consent of Independent Auditors


                                      E-1